UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-23889

Jackson Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices) (Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end: March 31

Date of reporting period: April 1, 2024 – September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JACKSON®

Semi-Annual Report

SEPTEMBER 30, 2024

Jackson Credit Opportunities Fund

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Jackson Credit Opportunities Fund
SENIOR FLOATING RATE INSTRUMENTS 34.0%
Industrials 10.8%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.10%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	1,990	1,969
Artera Services, LLC
2024 Term Loan, 9.83%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	1,995	1,940
Brock Holdings III, Inc.
2024 Term Loan B, 11.33%, (3 Month Term SOFR + 6.00%), 05/01/30 (a)	1,500	1,509
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 9.00%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	1,990	1,992
Constant Contact Inc
Second Lien Term Loan, 13.07%, (3 Month Term SOFR + 7.50%), 02/10/29 (a)	1,000	913
Cornerstone Building Brands, Inc.
2024 Term Loan B, 9.60%, (SOFR + 4.50%), 05/05/31 (a)	1,665	1,644
Crash Champions, LLC
2024 Term Loan B, 9.85%, (3 Month Term SOFR + 4.75%), 02/23/29 (a)	1,500	1,440
Darktrace PLC
Term Loan, 0.00%, (SOFR + 5.25%), 07/02/32 (a) (b)	1,000	974
Deerfield Dakota Holding, LLC
2021 USD 2nd Lien Term Loan, 12.35%, (3 Month SOFR + 6.75%), 04/07/28 (a)	1,600	1,560
DS Parent Inc
Term Loan B, 10.83%, (3 Month Term SOFR + 5.50%), 12/13/30 (a)	1,995	1,930
Edelman Financial Center, LLC
2024 2nd Lien Term Loan, 10.50%, (SOFR + 5.25%), 10/23/28 (a)	1,000	995
Engineered Machinery Holdings, Inc.
2021 USD 2nd Lien Incremental Term Loan, 12.10%, (3 Month Term SOFR + 6.50%), 05/21/29 (a)	2,012	2,007
Fluid-Flow Products, Inc.
Second Lien Term Loan, 12.17%, (SOFR + 6.75%), 03/30/29 (a)	2,100	2,029
Foundational Education Group Inc
2nd Lien Term Loan, 12.01%, (3 Month Term SOFR + 6.50%), 08/31/29 (a) (c)	1,000	930
Garda World Security Corporation
2024 Term Loan B, 8.60%, (SOFR + 3.50%), 02/01/29 (a)	1,990	1,987
Genuine Financial Holdings, LLC
2024 Incremental Term Loan, 9.34%, (SOFR + 4.00%), 09/30/30 (a)	1,995	1,980
LSF12 Badger Bidco LLC
Term Loan B, 11.25%, (1 Month Term SOFR + 6.00%), 07/25/30 (a)	1,985	1,901
Maverick Bidco Inc
2021 2nd Lien Term Loan, 12.15%, (3 Month SOFR + 6.75%), 05/18/29 (a)	1,000	970
Radar Bidco Sarl
2024 USD Term Loan B, 9.57%, (3 Month Term SOFR + 4.25%), 03/27/31 (a)	2,000	1,997
Revere Power, LLC
Term Loan B, 9.73%, (SOFR + 4.25%), 03/27/26 (a)	696	690
Term Loan C, 9.73%, (SOFR + 4.25%), 03/27/26 (a)	61	61
Summer (BC) Holdco B S.a r.l
2024 USD Term Loan B, 10.59%, (SOFR + 5.00%), 02/05/29 (a)	1,985	1,994
Synechron
Term Loan, 0.00%, (SOFR + 3.75%), 09/26/31 (a) (b)	2,000	1,980
Trulite Holding Corp.
Term Loan, 11.25%, (3 Month Term SOFR + 6.00%), 02/15/31 (a) (c)	1,975	1,906
Veritiv Corporation
Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 11/30/30 (a)	1,995	1,975
Waterbridge Midstream Operating LLC
2024 Term Loan B, 9.60%, (3 Month Term SOFR + 4.50%), 05/07/29 (a)	2,000	1,994
		41,267
Health Care 4.2%
Auris Luxembourg III S.a.r.l.
2024 USD Term Loan B4, 9.56%, (SOFR + 4.25%), 02/27/29 (a)	1,995	1,995
Aveanna Healthcare, LLC
2021 2nd Lien Term Loan, 12.21%, (3 Month SOFR + 7.00%), 12/08/29 (a)	900	844
Bausch & Lomb Corporation
2023 Incremental Term Loan, 9.25%, (1 Month Term SOFR + 4.00%), 09/14/28 (a)	1,980	1,976
Bella Holding Company, LLC
2021 Term Loan B, 9.10%, (SOFR + 3.75%), 04/01/28 (a)	1,995	1,993
Help At Home, Inc.
2024 Term Loan B, 0.00%, (SOFR + 5.00%), 09/20/31 (a) (b)	2,000	1,971
National Mentor Holdings, Inc.
2021 2nd Lien Term Loan, 12.68%, (SOFR + 7.25%), 03/02/29 (a)	1,000	909
Outcomes Group Holdings, Inc.
2024 Term Loan, 9.50%, (3 Month Term SOFR + 4.25%), 04/02/31 (a)	1,995	2,005
Summit Behavioral Healthcare LLC
2024 Term Loan B, 9.31%, (3 Month Term SOFR + 4.25%), 11/24/28 (a) (c)	1,990	1,851
TEAM PUBLIC CHOICES LLC
Term Loan, 0.00%, (SOFR + 5.00%), 12/20/27 (a) (b)	500	493
Team Services Group
2024 Term Loan B, 10.65%, (3 Month Term SOFR + 5.25%), 12/20/27 (a)	1,000	988
Second Lien Term Loan, 14.51%, (3 Month Term SOFR + 9.00%), 12/18/28 (a) (c)	1,000	985
		16,010
Consumer Discretionary 3.4%
Crisis Prevention Institute Inc
Term Loan, 10.08%, (3 Month Term SOFR + 4.75%), 04/08/31 (a)	2,000	2,001
First Brands Group, LLC
2022 Incremental Term Loan, 10.51%, (3 Month Term SOFR + 5.00%), 03/30/27 (a)	401	396
2021 2nd Lien Term Loan, 14.01%, (3 Month SOFR + 8.50%), 03/30/28 (a)	543	513
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 9.25%, (1 Month Term SOFR + 4.00%), 01/25/31 (a)	5	5
2024 Term Loan B2, 9.25%, (1 Month Term SOFR + 4.00%), 01/25/31 (a)	1,995	1,940
Icon Parent Inc
Term Loan, 0.00%, (SOFR + 5.00%), 09/10/32 (a) (b)	1,500	1,503
Jack Ohio Finance LLC
Term Loan, 10.11%, (SOFR + 4.75%), 09/30/28 (a)	1,984	1,983
LIDS Holdings, Inc.
Term Loan, 10.61%, (3 Month Term SOFR + 5.50%), 12/03/26 (a) (c)	529	523
S&S Holdings LLC
Term Loan, 10.06%, (SOFR + 5.00%), 03/11/28 (a)	1,985	1,973
Tailored Brands Inc
Term Loan, 11.74%, (SOFR + 6.50%), 02/16/29 (a)	2,132	2,114
		12,951
Utilities 2.7%
BANGL, LLC
Term Loan B, 9.82%, (SOFR + 4.50%), 02/01/29 (a)	1,995	1,995

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Eastern Power, LLC
Term Loan B, 10.50%, (SOFR + 3.75%), 10/02/25 (a)	984	984
Edgewater Generation, L.L.C.
2024 Term Loan B, 9.50%, (SOFR + 4.25%), 07/26/30 (a)	2,000	2,016
Lightstone Holdco LLC
2022 Extended Term Loan B, 11.00%, (3 Month Term SOFR + 5.75%), 02/01/27 (a) (d)	1,871	1,893
2022 Extended Term Loan C, 11.00%, (3 Month Term SOFR + 5.75%), 02/01/27 (a) (d)	106	107
Nautilus Power, LLC
2023 Term Loan B, 10.85%, (SOFR + 5.25%), 11/16/26 (a)	750	747
New Fortress Energy Inc
Term Loan, 10.25%, (SOFR + 5.00%), 10/26/30 (a)	1,990	1,795
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	1,000	965
		10,502
Communication Services 2.3%
888 Acquisitions Limited
USD Term Loan B, 10.58%, (6 Month Term SOFR + 5.25%), 07/01/28 (a)	1,987	1,936
Cengage Learning, Inc.
2024 Term Loan B, 9.54%, (6 Month Term SOFR + 4.25%), 03/24/31 (a)	1,995	1,998
Great Outdoors Group, LLC
2021 Term Loan B2, 9.12%, (SOFR + 3.75%), 02/26/28 (a)	1,980	1,978
Showtime Acquisition, L.L.C
2024 1st Lien Term Loan, 9.85%, (SOFR + 4.75%), 08/13/31 (a)	1,000	993
Windstream Services, LLC
Term Loan, 0.00%, (SOFR + 4.75%), 09/25/31 (a) (b)	2,000	2,000
		8,905
Information Technology 2.1%
Ahead DB Holdings, LLC
2024 Term Loan B3, 8.80%, (1 Month Term SOFR + 3.50%), 01/24/31 (a)	1,995	1,996
Cloudera, Inc.
2021 Second Lien Term Loan, 11.35%, (SOFR + 6.00%), 10/01/29 (a)	2,000	1,873
MH Sub I, LLC
2021 2nd Lien Term Loan, 11.50%, (1 Month Term SOFR + 6.25%), 02/12/29 (a)	1,000	980
Peraton Corp.
2nd Lien Term Loan B1, 12.97%, (SOFR + 7.75%), 02/01/29 (a)	1,000	936
Rackspace Finance, LLC
2024 First Lien First Out Term Loan, 0.00%, (SOFR + 6.25%), 05/15/28 (a) (b)	1,433	1,449
Vision Solutions, Inc.
2021 2nd Lien Term Loan, 12.76%, (3 Month SOFR + 7.25%), 04/23/29 (a)	950	885
		8,119
Real Estate 2.1%
Brand Industrial Services Inc
2024 Term Loan B, 9.75%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	2,252	2,186
Star Holding LLC
2024 1st Lien Term Loan B, 9.74%, (1 Month Term SOFR + 4.50%), 07/18/31 (a)	2,000	1,950
Star Parent, Inc.
Term Loan B, 9.08%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	1,990	1,933
Star US Bidco LLC
2024 Term Loan B, 8.83%, (SOFR + 3.75%), 03/17/27 (a)	1,979	1,988
		8,057
Materials 2.1%
Mauser Packaging Solutions Holding Company
2024 Term Loan B, 8.70%, (SOFR + 3.50%), 04/15/27 (a)	1,985	1,988
SupplyOne, Inc
2024 Term Loan B, 9.50%, (1 Month Term SOFR + 4.25%), 03/27/31 (a)	1,990	1,993
Trident TPI Holdings, Inc.
2024 Term Loan B6, 9.33%, (SOFR + 4.00%), 09/15/28 (a)	1,985	1,986
Windsor Holdings III, LLC
2024 USD Term Loan B, 8.46%, (1 Month Term SOFR + 4.00%), 08/01/30 (a)	1,990	1,996
		7,963
Energy 1.8%
Brazos Delaware II, LLC
2024 Term Loan B, 8.25%, (SOFR + 3.50%), 02/11/30 (a)	5	5
Epic Y-Grade Services, LP
2024 Term Loan B, 11.07%, (3 Month Term SOFR + 5.75%), 06/29/29 (a)	2,000	1,992
NGL Energy Partners LP
2024 Term Loan B, 9.00%, (1 Month Term SOFR + 4.50%), 01/25/31 (a)	1,990	1,978
NGP XI Midstream Holdings LLC
Term Loan B, 9.28%, (SOFR + 4.00%), 07/17/31 (a)	1,000	999
Prairie ECI Acquiror LP
2024 Term Loan, 10.00%, (1 Month Term SOFR + 4.75%), 02/22/29 (a)	1,990	1,985
		6,959
Financials 1.6%
Albion Financing 3 SARL
2024 USD Term Loan B, 9.83%, (3 Month Term SOFR + 4.25%), 08/17/29 (a)	1,995	2,002
Aretec Group, Inc.
2024 Term Loan B, 9.25%, (SOFR + 4.00%), 08/09/30 (a)	1,980	1,937
NEXUS Buyer LLC
2024 Term Loan B, 9.25%, (SOFR + 4.00%), 07/18/31 (a)	2,000	1,982
		5,921
Consumer Staples 0.9%
Cardenas Markets, Inc.
2022 Term Loan, 12.18%, (SOFR + 6.75%), 07/20/29 (a)	1,411	1,390
Northeast Grocery, Inc.
Term Loan B, 12.60%, (3 Month Term SOFR + 7.50%), 12/05/28 (a)	1,962	1,962
		3,352
Total Senior Floating Rate Instruments (cost $129,941)		130,006
CORPORATE BONDS AND NOTES 21.4%
Consumer Discretionary 4.1%
Accor
7.25%, (100, 01/11/29), EUR (e) (f)	200	246
Adient Global Holdings Ltd
8.25%, 04/15/31 (g)	690	732
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (f)	124	146
B&M European Value Retail S.A.
8.13%, 11/15/30, GBP (f)	200	286
Banijay Entertainment
7.00%, 05/01/29, EUR (f)	200	234
Bath & Body Works, Inc.
6.63%, 10/01/30 (g)	390	397
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (g)	340	341
Beazer Homes USA, Inc.
7.50%, 03/15/31 (g)	410	426
BK LC Lux Finco 1 S.a r.l.
5.25%, 04/30/29, EUR (f)	138	155
Carnival Corporation
6.00%, 05/01/29 (g)	350	354
Carvana Co.
14.00%, 06/01/31 (d) (g)	225	265
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (g)	410	411

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Ceconomy AG
6.25%, 07/15/29, EUR (f)	100	111
Cirsa Finance International S.a r.l.
10.38%, 11/30/27, EUR (f)	225	265
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (g)	270	286
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (f)	200	266
CT Investment GmbH
6.38%, 04/15/30, EUR (f)	100	114
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (f)	200	236
Dealer Tire, LLC
8.00%, 02/01/28 (g)	335	335
Deuce Finco PLC
5.50%, 06/15/27, GBP (f)	115	151
Elior Group
3.75%, 07/15/26, EUR (f)	149	164
Eroski Sociedad Cooperativa
10.63%, 04/30/29, EUR (f)	200	236
FNAC Darty
6.00%, 04/01/29, EUR (f)	100	116
Food Service Project SL
5.50%, 01/21/27, EUR (f)	163	181
Forvia
5.50%, 06/15/31, EUR (f)	200	220
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (d) (f)	100	116
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (f)	100	112
KB Home
7.25%, 07/15/30	295	308
Light & Wonder, Inc.
6.63%, 03/01/30 (g)	515	511
Lindblad Expeditions, LLC
9.00%, 05/15/28 (g)	220	230
Lottomatica S.p.A.
7.13%, 06/01/28, EUR (f)	153	179
Macy's Retail Holdings
5.88%, 03/15/30 (g)	375	367
Maison Finco PLC
6.00%, 10/31/27, GBP (f)	100	129
MCE Finance Limited
5.75%, 07/21/28 (f)	380	368
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (g)	250	251
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (g)	975	935
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (f)	124	160
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (f)	149	167
PetSmart, LLC
7.75%, 02/15/29 (g)	255	252
Peu (Fin) PLC
7.25%, 07/01/28, EUR (f)	200	232
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (f)	200	285
Playtech PLC
5.88%, 06/28/28, EUR (f)	160	183
Prosus N.V.
3.83%, 02/08/51 (f)	590	414
Schaeffler AG
4.50%, 03/28/30, EUR (f)	100	110
Six Flags Operations Inc.
7.25%, 05/15/31 (g)	575	595
The Goodyear Tire & Rubber Company
5.25%, 07/15/31	350	316
TVL Finance PLC
10.25%, 04/28/28, GBP (f)	230	321
United Parks And Resorts Inc.
5.25%, 08/15/29 (g)	495	483
Valeo
5.88%, 04/12/29, EUR (f)	100	117
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (g)	565	564
Windsor Holdings III, LLC
8.50%, 06/15/30 (g)	650	696
WMG Acquisition Corp.
2.25%, 08/15/31, EUR (f)	108	109
ZF Finance GmbH
3.75%, 09/21/28, EUR (f)	200	209
ZF North America Capital, Inc.
6.75%, 04/23/30 (g)	70	71
		15,464
Materials 2.7%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (f)	100	106
Arsenal AIC Parent LLC
11.50%, 10/01/31 (g)	965	1,091
ATI Inc.
7.25%, 08/15/30	475	506
Avient Corporation
6.25%, 11/01/31 (g)	140	144
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (f)	300	260
Braskem Netherlands Finance B.V.
8.50%, 01/12/31 (f)	300	318
CEMEX S.A.B. de C.V.
9.13%, (100, 03/14/28) (e) (f)	390	425
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (g)	235	238
Consolidated Energy Finance S.A.
12.00%, 02/15/31 (g)	335	337
Diamond Escrow Issuer, LLC
9.63%, 11/15/28, EUR (f)	200	238
9.75%, 11/15/28 (g)	1,055	1,127
First Quantum Minerals Ltd
8.63%, 06/01/31 (f)	350	351
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (g)	394	368
6.13%, 04/15/32 (g)	6	6
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (f)	188	198
Hudbay Minerals Inc.
6.13%, 04/01/29 (g)	500	507
Ineos Finance PLC
7.50%, 04/15/29 (g)	280	293
Ineos Quattro Finance 1 plc
3.75%, 07/15/26, EUR (f)	250	277
Kronos International, Inc.
9.50%, 03/15/29, EUR	144	174
LD Celulose International GmbH
7.95%, 01/26/32 (g)	200	205
Nexa Resources S.A.
6.75%, 04/09/34 (g)	200	212
NOVA Chemicals Corporation
9.00%, 02/15/30 (g)	275	298
Olympus Water US Holding Corporation
6.25%, 10/01/29 (g) (h)	425	411
Samarco Mineracao S/A
9.00%, 06/30/31 (d) (g) (i)	269	252
Sasol Financing USA LLC
6.50%, 09/27/28	490	486
Synthomer PLC
7.38%, 05/02/29, EUR (f)	150	174
Vibrantz Technologies Inc.
9.00%, 02/15/30 (g)	275	257
W. R. Grace Holdings LLC
5.63%, 08/15/29 (g)	535	503
We Soda Investments Holding PLC
9.50%, 10/06/28 (f)	300	312
White Cap Buyer, LLC
6.88%, 10/15/28 (g)	290	293
		10,367
Industrials 2.6%
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (e) (f)	200	220

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Ambipar Lux S.a r.l.
9.88%, 02/06/31 (f)	100	104
American Airlines, Inc.
5.75%, 04/20/29 (g)	285	285
Arcosa, Inc.
6.88%, 08/15/32 (g)	65	68
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (f)	100	114
Bombardier Inc.
7.25%, 07/01/31 (g)	360	381
Chart Industries, Inc.
7.50%, 01/01/30 (g)	415	438
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (g)	425	430
6.13%, 01/15/29 (g)	285	252
Corporation De Securite Garda World
8.25%, 08/01/32 (g)	80	82
CTEC II GmbH
5.25%, 02/15/30, EUR (f)	200	206
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (g)	320	330
EMRLD Borrower LP
6.75%, 07/15/31 (g)	85	89
Fiber Bidco S.P.A.
6.13%, 06/15/31, EUR (f)	200	221
Fortress Transportation And Infrastructure Investors LLC
7.00%, 06/15/32 (g)	315	331
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (g)	185	187
Lightning Power LLC
7.25%, 08/15/32 (g)	468	491
Madison IAQ LLC
5.88%, 06/30/29 (g)	350	341
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (g)	730	755
9.25%, 04/15/27 (g)	440	451
MIWD Holdco II LLC
5.50%, 02/01/30 (g)	165	161
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (e) (f)	160	193
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (g)	470	450
SPX Flow, Inc.
8.75%, 04/01/30 (g)	435	457
Standard Building Solutions Inc.
3.38%, 01/15/31 (g)	590	526
Titan Holdings II B.V.
5.13%, 07/15/29, EUR (f)	100	113
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (f)	180	200
7.63%, 07/15/28 (g)	290	292
TransDigm Inc.
6.63%, 03/01/32 (g)	185	193
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (g)	245	272
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (g)	390	391
Vertical Midco GmbH
4.38%, 07/15/27, EUR (f)	160	176
XPO, Inc.
7.13%, 02/01/32 (g)	700	736
Zenith Finco PLC
6.50%, 06/30/27, GBP (f)	100	96
		10,032
Energy 2.5%
Archrock Partners, L.P.
6.63%, 09/01/32 (g)	175	180
Ascent Resources - Utica, LLC
5.88%, 06/30/29 (g)	895	884
Bip-V Chinook
5.50%, 06/15/31 (g)	1,545	1,514
Civitas Resources, Inc.
8.63%, 11/01/30 (g)	155	164
Comstock Resources, Inc.
6.75%, 03/01/29 (g)	415	406
FS Luxembourg S.a r.l.
8.88%, 02/12/31 (g)	382	391
Galaxy Pipeline Assets Bidco Limited
2.63%, 03/31/36 (f)	230	196
Genesis Energy, L.P.
7.75%, 02/01/28	190	192
7.88%, 05/15/32	71	72
Greenko Solar (Mauritius) Limited
5.95%, 07/29/26 (f)	370	369
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (g)	275	285
Joint Stock Company National Company Kazmunaygas
3.50%, 04/14/33 (f)	590	513
Kinetik Holdings LP
5.88%, 06/15/30 (g)	495	498
Medco Bell PTE. LTD.
6.38%, 01/30/27 (f)	250	249
Noble Finance II LLC
8.00%, 04/15/30 (g)	185	191
Petroleos Mexicanos
7.69%, 01/23/50	580	451
Seplat Energy PLC
7.75%, 04/01/26 (f)	380	381
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (f)	550	504
Tallgrass Energy Partners, LP
6.00%, 09/01/31 (g)	890	843
Thaioil Treasury Center Company Limited
3.75%, 06/18/50 (f)	430	319
Trident Energy Finance PLC
12.50%, 11/30/29 (g)	200	210
Wintershall Dea AG
3.00%, (100, 07/20/28), EUR (e) (f)	200	205
YPF S.A.
9.50%, 01/17/31 (g)	578	610
		9,627
Financials 2.5%
Acrisure, LLC
8.50%, 06/15/29 (g)	185	193
7.50%, 11/06/30 (g)	220	227
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (g)	715	713
6.50%, 10/01/31 (g)	65	66
7.38%, 10/01/32 (g)	20	20
AmWINS Group, Inc.
6.38%, 02/15/29 (g)	650	666
4.88%, 06/30/29 (g)	260	250
AssuredPartners, Inc.
7.50%, 02/15/32 (g)	350	360
Axis Bank Limited
4.10%, (100, 09/08/26) (e) (f)	300	286
Banco Davivienda S A
6.65%, (100, 04/22/31) (e) (f)	300	256
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (e) (f)	215	200
Bancolombia SA
4.63%, 12/18/29	333	329
Banque Ouest Africaine De Developpement
4.70%, 10/22/31 (f)	490	448
BCI Miami
8.75%, (100, 02/08/29) (e) (g)	305	328
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR (f)	100	114
10.50%, 05/15/28 (g)	215	227
Block, Inc.
6.50%, 05/15/32 (g)	480	500
BroadStreet Partners, Inc.
5.88%, 04/15/29 (g)	410	392
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (f)	300	267
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (g)	1,050	1,126

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
HUB International Limited
7.25%, 06/15/30 (g)	520	542
Nationstar Mortgage Holdings Inc.
6.50%, 08/01/29 (g)	510	519
Panther Escrow Issuer LLC
7.13%, 06/01/31 (g)	440	461
Progroup AG
5.38%, 04/15/31, EUR (f)	100	108
Provident Funding Mortgage Loan Trust 2005-1
9.75%, 09/15/29 (g)	90	92
Ryan Specialty, LLC
5.88%, 08/01/32 (g)	100	102
Starwood Property Trust, Inc.
7.25%, 04/01/29 (g)	355	372
Turkiye Vakiflar Bankasi T.A.O.
9.00%, 10/12/28 (f)	340	370
		9,534
Communication Services 1.9%
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (f)	160	230
CCO Holdings, LLC
5.38%, 06/01/29 (g)	555	535
6.38%, 09/01/29 (g)	150	150
4.50%, 08/15/30 (g)	130	118
4.25%, 02/01/31 (g)	210	185
4.50%, 05/01/32	130	112
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/28 (g)	425	452
CSC Holdings, LLC
11.75%, 01/31/29 (g)	335	323
Equipmentshare.Com Inc
9.00%, 05/15/28 (g)	240	251
Frontier Communications Holdings, LLC
5.88%, 11/01/29	315	313
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (g)	620	622
IHS Holding Limited
6.25%, 11/29/28 (f)	250	234
Iliad Holding
5.13%, 10/15/26, EUR (f)	160	180
Level 3 Financing, Inc.
4.88%, 06/15/29 (g)	95	80
11.00%, 11/15/29 (g)	215	238
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (f)	250	277
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (g)	70	73
Midcontinent Communications
8.00%, 08/15/32 (g)	125	127
MVC Acquisition Corp.
8.00%, 08/01/29 (g)	315	316
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (f)	133	144
Optics HoldCo S.r.l.
7.88%, 07/31/28, EUR	160	201
SES
2.88%, (100, 05/27/26), EUR (e) (f)	100	105
Summer (BC) Holdco B S.a r.l.
5.75%, 10/31/26, EUR (f)	150	167
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (f)	200	251
Telefonica Europe B.V.
5.75%, (100, 01/15/32), EUR (e) (f)	200	233
6.75%, (100, 06/07/31), EUR (e) (f)	200	245
United Group B.V.
5.25%, 02/01/30, EUR (f)	200	218
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (f)	250	309
Vodafone Group Public Limited Company
3.00%, 08/27/80, EUR (f)	103	107
Windstream Services, LLC
8.25%, 10/01/31 (g)	205	209
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (g)	170	152
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (f)	160	161
		7,318
Consumer Staples 1.8%
Allied Universal Holdco LLC
6.00%, 06/01/29 (g)	220	196
7.88%, 02/15/31 (g)	245	250
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (f)	200	195
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (f)	200	264
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36 (g)	33	34
Boels Topholding B.V.
6.25%, 02/15/29, EUR (f)	125	144
Champions Financing Inc.
8.75%, 02/15/29 (g)	320	326
Co-operative Group Limited
7.50%, 07/08/26, GBP (f) (i) (j)	160	218
Coty Inc.
6.63%, 07/15/30 (g)	335	348
GW B-CR Security Corporation
9.50%, 11/01/27 (g)	265	265
House of HR Group B.V.
9.00%, 11/03/29, EUR (f)	100	111
Kapla Holding
3.38%, 12/15/26, EUR (f)	176	194
Loxama
6.38%, 05/31/29, EUR (f)	100	116
Mersin Uluslararasi Liman Isletmeciligi Anonim Sirketi
8.25%, 11/15/28 (f)	200	206
Minerva Luxembourg S.A.
8.88%, 09/13/33 (f)	330	360
Neptune BidCo US Inc.
9.29%, 04/15/29 (g)	355	348
Paganini BidCo S.p.A.
7.90%, (3 Month EURIBOR + 4.25%), 10/30/28, EUR (a) (f)	200	223
Post Holdings, Inc.
6.38%, 03/01/33 (g)	315	320
6.25%, 10/15/34 (g)	70	71
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (g)	275	275
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (f)	100	114
RAC Bond Co PLC
5.25%, 11/04/27, GBP (f) (i)	200	262
Ritchie Bros. Holdings Inc.
7.75%, 03/15/31 (g)	470	501
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (f)	352	391
U.S. Foods Inc.
4.75%, 02/15/29 (g)	325	317
5.75%, 04/15/33 (g)	40	40
Verisure Holding AB
3.25%, 02/15/27, EUR (f)	200	218
Verisure Midholding AB
5.25%, 02/15/29, EUR (f)	200	221
Wand NewCo 3, Inc.
7.63%, 01/30/32 (g)	325	342
		6,870
Utilities 1.3%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (e) (f)	100	113
Alpha Generation LLC
6.75%, 10/15/32 (g)	240	244
Calpine Corporation
4.63%, 02/01/29 (g)	285	275
5.00%, 02/01/31 (g)	800	775
EDP, S.A.
4.75%, 05/29/54, EUR (f)	100	113

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
5.94%, 04/23/83, EUR (f)	100	117
Electricite de France
2.63%, (100, 12/01/27), EUR (e) (f)	600	624
7.50%, (100, 09/06/28), EUR (e) (f)	200	244
9.13%, (100, 03/15/33) (e) (g)	285	325
NGG Finance PLC
5.63%, 06/18/73, GBP (f)	128	171
NRG Energy, Inc.
10.25%, (100, 03/15/28) (e) (g)	625	705
Orsted A/S
5.25%, 12/08/22, EUR (f)	250	285
UGI International, LLC
2.50%, 12/01/29, EUR (f)	129	133
Vistra Corp.
7.00%, (100, 12/15/26) (e) (g)	270	276
Vistra Operations Company LLC
7.75%, 10/15/31 (g)	330	355
6.88%, 04/15/32 (g)	95	100
		4,855
Health Care 0.8%
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (f)	100	110
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30, EUR (f)	100	117
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (f)	150	179
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (e) (f)	100	118
Fortrea Holdings Inc.
7.50%, 07/01/30 (g)	180	182
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (f)	200	206
Grifols, S.A.
1.63%, 02/15/25, EUR (f)	41	45
Lifepoint Health, Inc.
10.00%, 06/01/32 (g)	325	358
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (g)	620	608
Neopharmed Gentili S.p.A.
7.13%, 04/08/30, EUR (f)	100	115
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (f)	160	184
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (g)	290	303
Team Health Holdings, Inc.
13.50%, 06/30/28 (d) (g)	55	61
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	330	412
		2,998
Information Technology 0.6%
Amentum Escrow Corp.
7.25%, 08/01/32 (g)	70	73
Cloud Software Group, Inc.
6.50%, 03/31/29 (g)	445	443
9.00%, 09/30/29 (g)	100	102
8.25%, 06/30/32 (g)	30	31
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (g)	455	480
Minerva Merger Sub Inc
6.50%, 02/15/30 (g)	400	385
UKG Inc.
6.88%, 02/01/31 (g)	895	925
		2,439
Real Estate 0.6%
Alexandrite Monnet UK HoldCo PLC
10.50%, 05/15/29, EUR (f)	100	120
Castellum Aktiebolag
3.13%, (100, 12/02/26), EUR (e) (f)	100	106
CPI Property Group
2.75%, 05/12/26, EUR (f)	100	107
1.75%, 01/14/30, EUR (f)	160	143
Fastighets AB Balder
2.87%, 06/02/81, EUR (f)	100	106
Franshion Brilliant Limited
4.25%, 07/23/29 (f)	530	430
Heimstaden Bostad AB
3.63%, (100, 10/13/26), EUR (e) (f)	200	194
Iron Mountain Europe Limited
3.88%, 11/15/25, GBP (f)	149	196
Pebblebrook Hotel Trust
6.38%, 10/15/29 (g)	155	156
Star Holding LLC
8.75%, 08/01/31 (g)	210	200
Star Parent, Inc.
9.00%, 10/01/30 (g)	595	639
		2,397
Total Corporate Bonds And Notes (cost $78,115)		81,901
CATASTROPHE BONDS 14.9%
Multi-Peril 11.3%
Alamo Re Ltd.
11.36%, (1 Month Treasury + 6.00%), 06/07/27 (a) (g)	1,400	1,445
12.59%, (1 Month Treasury + 7.75%), 06/07/27 (a) (g)	500	517
Atela Re Ltd.
19.09%, (3 Month Treasury + 14.25%), 05/09/27 (a) (g)	750	783
Atlas Capital Reinsurance 2022 Designated Activity Company
15.21%, (SOFR + 9.68%), 06/06/25 (a)	1,750	1,761
Blue Halo Re Ltd.
14.57%, (3 Month Treasury + 9.75%), 02/24/25 (a) (g)	1,500	1,497
Easton Re Pte. Ltd.
12.38%, (3 Month Treasury + 7.50%), 01/08/27 (a) (g)	1,900	1,909
Foundation Re IV Ltd.
10.85%, (3 Month Treasury + 6.25%), 01/08/27 (a) (g)	1,000	1,025
Gateway Re II Ltd.
13.72%, (3 Month Treasury + 8.90%), 04/27/26 (a) (g)	250	266
Herbie Re Ltd.
12.10%, (3 Month Treasury + 6.73%), 01/08/25 (a) (g)	500	503
15.10%, (3 Month Treasury + 9.72%), 01/08/25 (a) (g)	1,000	1,005
Hypatia Ltd.
15.78%, (3 Month Treasury + 10.50%), 04/08/26 (a) (g)	1,650	1,723
Kendall Re Ltd.
11.65%, (3 Month Treasury + 6.25%), 04/30/27 (a) (g)	1,500	1,556
12.85%, (3 Month Treasury + 7.75%), 04/30/27 (a) (g)	750	760
Kilimanjaro III Re Limited
15.23%, (3 Month Treasury + 9.91%), 12/19/24 (a) (g)	1,250	1,213
10.57%, (3 Month Treasury + 5.25%), 06/25/25 (a) (g)	2,150	2,199
9.88%, (3 Month Treasury + 4.56%), 04/20/26 (a) (g)	500	498
10.18%, (3 Month Treasury + 4.86%), 04/20/26 (a) (g)	500	498
17.68%, (3 Month Treasury + 12.36%), 04/20/26 (a) (g)	275	263
Kilimanjaro Re Limited
11.60%, (3 Month Treasury + 6.25%), 06/30/28 (a) (g)	1,150	1,181
Matterhorn Refrigeration & Air Conditioning Services Aust Pty Ltd
12.62%, (SOFR + 7.75%), 03/24/25 (a) (g)	650	661
11.13%, (SOFR + 5.75%), 12/08/25 (a) (g)	1,000	961
Mona Lisa RE Ltd.
12.38%, (3 Month Treasury + 7.00%), 07/08/25 (a) (g)	2,000	2,039
15.13%, (3 Month Treasury + 9.75%), 06/25/27 (a) (g)	1,700	1,838

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Montoya Re Ltd.
11.98%, (1 Month Treasury + 7.11%), 04/07/25 (a) (g)	1,500	1,522
16.28%, (1 Month Treasury + 11.50%), 04/07/27 (a) (g)	1,750	1,805
Mystic Re IV Ltd.
17.32%, (3 Month Treasury + 12.00%), 01/08/27 (a) (g)	750	774
Northshore Re II Limited
13.37%, (3 Month Treasury + 8.00%), 07/08/25 (a) (g)	1,930	1,998
Ocelot Re Ltd.
12.35%, (3 Month Treasury + 7.75%), 01/07/31 (a) (g)	1,900	1,916
Sanders Re III Ltd.
10.35%, (3 Month Treasury + 5.75%), 04/07/28 (a) (g)	1,000	1,037
Solomon Re Ltd.
10.40%, (3 Month Treasury + 5.52%), 06/08/26 (a) (g)	1,250	1,281
Stabilitas Re Ltd.
13.59%, (3 Month Treasury + 8.50%), 06/05/26 (a) (g)	2,500	2,570
Tailwind Re Ltd.
16.58%, (3 Month Treasury + 12.28%), 01/08/25 (a) (g)	1,500	1,489
Titania Re Ltd.
11.23%, (1 Month Treasury + 6.50%), 12/27/24 (a) (g)	2,010	2,012
Vista Re Ltd.
19.58%, (3 Month Treasury + 14.49%), 05/21/25 (a) (g)	500	520
		43,025
Storms 2.6%
Cape Lookout Re Ltd.
12.60%, (1 Month Treasury + 8.00%), 04/05/27 (a) (g)	1,600	1,632
FloodSmart Re Ltd.
19.05%, (3 Month Treasury + 14.00%), 03/12/27 (a) (g)	500	526
Hestia Re Ltd
15.18%, (1 Month Treasury + 10.08%), 04/22/25 (a) (g)	1,000	920
15.85%, (1 Month Treasury + 10.75%), 04/07/26 (a) (g)	1,250	1,315
Marlon Ltd.
11.60%, (3 Month Treasury + 7.00%), 06/07/27 (a) (g)	1,775	1,792
Queen Street 2023 Re Designated Activity Company
12.15%, (3 Month Treasury + 7.50%), 12/08/25 (a) (g)	2,400	2,468
Winston Re Ltd.
15.35%, (3 Month Treasury + 10.25%), 02/26/27 (a) (g)	1,300	1,360
		10,013
Earthquakes 1.0%
Sutter Re Ltd.
11.85%, (3 Month Treasury + 6.75%), 06/19/26 (a) (g)	1,000	1,034
Torrey Pines Resort, Ltd., A California Limited Partnership
10.27%, (3 Month Treasury + 5.00%), 06/05/26 (a) (g)	1,000	1,020
Ursa Re II Ltd.
10.10%, (3 Month Treasury + 5.00%), 06/16/25 (a) (g)	750	755
Veraison Re Ltd.
9.74%, (3 Month Treasury + 4.75%), 03/08/27 (a) (g)	1,000	1,017
		3,826
Total Catastrophe Bonds (cost $55,544)		56,864
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.9%
1211 Avenue of The Americas
Series 2015-C-1211, REMIC, 4.28%, 08/10/25 (a)	355	344
37 Capital Clo 1 Ltd
Series 2021-E-1A, REMIC, 12.76%, (3 Month Term SOFR + 7.46%), 10/16/34 (a)	2,500	2,501
Apidos CLO XVIII
Series 2018-E-18A, 11.24%, (3 Month Term SOFR + 5.96%), 10/22/30 (a)	2,175	2,177
Balboa Bay Loan Funding 2024-1 Ltd
Series 2024-E-1A, 11.58%, (3 Month Term SOFR + 6.25%), 07/20/37 (a)	1,250	1,263
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 8.25%, 08/17/26 (a)	568	569
Barings CLO Ltd 2024-I
Series 2024-E-1A, 12.22%, (3 Month Term SOFR + 6.95%), 01/21/37 (a)	2,000	2,070
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-D-CAR1, 7.33%, (SOFR 30-Day Average + 2.05%), 12/26/31 (a)	601	601
BBCMS Mortgage Trust 2024-C24
Series 2024-C-C24, REMIC, 6.00%, 01/18/34	239	242
Benchmark 2019-B10 Mortgage Trust
Series 2019-B-B10, REMIC, 4.18%, 03/15/29 (a)	548	491
Benchmark 2020-B16 Mortgage Trust
Series 2020-B-B16, REMIC, 3.18%, 01/17/30 (a)	373	322
Series 2020-C-B16, REMIC, 3.65%, 01/17/30 (a)	298	240
Benchmark 2020-B17 Mortgage Trust
Series 2020-C-B17, REMIC, 3.37%, 03/15/30 (a)	394	291
Benchmark 2020-B19 Mortgage Trust
Series 2020-AS-B19, REMIC, 2.15%, 09/17/30	405	326
Series 2020-B-B19, REMIC, 2.35%, 09/17/30	156	113
Benchmark 2020-IG2 Mortgage Trust
Series 2020-UBRC-IG2, REMIC, 3.63%, 03/17/25 (a)	277	259
Benchmark 2023-B40 Mortgage Trust
Series 2023-C-B40, REMIC, 7.66%, 12/16/33 (a)	96	103
Benchmark 2024-V5 Mortgage Trust
Series 2024-C-V5, REMIC, 7.20%, 01/12/29 (a)	55	57
BMO 2024-5C3 Mortgage Trust
Series 2024-C-5C3, REMIC, 7.09%, 02/16/29 (a)	496	514
Business Jet Securities 2024-1, LLC
Series 2024-A-1A, 6.20%, 05/15/30	359	372
Series 2024-B-1A, 6.92%, 05/15/30	218	225
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	383	402
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 6.86%, (1 Month Term SOFR + 1.76%), 09/15/36 (a)	381	377
Series 2021-F-VOLT, REMIC, 7.61%, (1 Month Term SOFR + 2.51%), 09/15/36 (a)	575	571
BX Commercial Mortgage Trust 2023-XL3
Series 2023-D-XL3, REMIC, 8.69%, (1 Month Term SOFR + 3.59%), 12/15/25 (a)	228	229
BX Commercial Mortgage Trust 2024-XL4
Series 2024-B-XL4, REMIC, 6.95%, (1 Month Term SOFR + 1.85%), 02/17/26 (a)	—	—
Series 2024-C-XL4, REMIC, 7.35%, (1 Month Term SOFR + 2.25%), 02/17/26 (a)	180	180
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 7.79%, (1 Month Term SOFR + 2.69%), 03/15/26 (a)	364	363
BX Trust
Series 2024-C-MF, REMIC, 7.28%, 02/17/26 (a)	149	148
Series 2024-D-MF, REMIC, 8.03%, 02/17/26 (a)	340	339
Series 2024-C-BIO, REMIC, 7.74%, (1 Month Term SOFR + 2.64%), 02/15/29 (a)	378	372
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.99%, (1 Month Term SOFR + 2.89%), 06/15/26 (a)	382	381

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.63%, 05/11/35 (a)	264	252
COLT 2024-2 Mortgage Loan Trust
Series 2024-A1-2, REMIC, 6.13%, 04/25/69 (i)	470	476
COMM 2013-CCRE8 Mortgage Trust
Series 2013-D-CR8, REMIC, 3.64%, 06/10/46 (a)	320	308
COMM 2024-277P Mortgage Trust
Series 2024-B-277P, REMIC, 7.23%, 08/06/29	565	596
Compass Datacenters Issuer II, LLC
Series 2024-A2-1A, 5.75%, 02/26/29	353	356
Series 2024-B-1A, 7.00%, 02/26/29	216	222
CONE Trust 2024-DFW1
Series 2024-D-DFW1, REMIC, 8.34%, (1 Month Term SOFR + 3.10%), 08/15/41 (a)	242	242
Crockett Partners Equipment Company IIA LLC
Series 2024-A-1C, 6.05%, 01/20/30	357	361
Series 2024-B-1C, 6.78%, 01/20/30	194	196
Eaton Vance CLO 2013-1 Ltd
Series 2013-D3R-1A, 12.36%, (3 Month Term SOFR + 7.06%), 01/17/34 (a)	1,250	1,250
Eaton Vance CLO 2020-2 Ltd
Series 2020-ER2-2A, 0.00%, 10/15/37 (a)	1,000	1,000
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-D-11MD, REMIC, 3.67%, 09/11/25 (a)	334	311
ELM Trust 2024-ELM
Series 2024-D10-ELM, REMIC, 6.63%, 06/11/27 (a)	499	510
Series 2024-D15-ELM, REMIC, 6.67%, 06/11/27 (a)	325	332
Fashion Show Mall LLC
Series 2024-B-SHOW, REMIC, 0.00%, 10/10/29 (a)	257	256
Series 2024-C-SHOW, REMIC, 0.00%, 10/10/29 (a)	212	211
Foundation Finance Trust 2024-2
Series 2024-B-2A, 4.93%, 03/15/50	462	463
Frontier Issuer LLC
Series 2024-B-1, 7.02%, 05/20/31	307	321
Gracie Point International Funding 2024-1, LLC
Series 2024-A-1A, 7.07%, (SOFR 90-Day Average + 1.70%), 03/02/26 (a)	610	609
Series 2024-D-1A, 12.52%, (SOFR 90-Day Average + 7.15%), 03/02/26 (a)	100	100
Great Wolf Trust 2024-WOLF
Series 2024-D-WOLF, REMIC, 7.99%, (1 Month Term SOFR + 2.89%), 03/16/26 (a)	371	371
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.85%, 05/12/26 (a)	415	395
GS Mortgage Securities Trust 2017-GS6
Series 2017-B-GS6, REMIC, 3.87%, 05/12/27	415	363
Halseypoint Clo 4, Ltd
Series 2021-E-4A, REMIC, 12.25%, (3 Month Term SOFR + 6.97%), 04/20/34 (a)	1,500	1,487
Hilton Grand Vacations Trust 2024-1B
Series 2024-C-1B, 6.62%, 09/15/39	258	264
Hilton Grand Vacations Trust 2024-2
Series 2024-C-2A, 5.99%, 03/25/38	502	514
J.P. Morgan Mortgage Trust 2024-HE1
Series 2024-M1-HE1, REMIC, 7.35%, (1 Month Term SOFR + 0.00%), 04/21/31 (a)	160	161
Series 2024-M2-HE1, REMIC, 7.75%, (1 Month Term SOFR + 0.00%), 04/21/31 (a)	122	123
KKR CLO 43 Ltd
Series 2022-ER-43A, 13.30%, (3 Month Term SOFR + 7.97%), 01/15/36 (a)	1,500	1,560
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.41%, 09/10/27 (a)	441	394
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 7.39%, (1 Month Term SOFR + 2.29%), 04/15/26 (a)	411	409
MidOcean Credit CLO XV Ltd
Series 2024-E-15A, 11.59%, (3 Month Term SOFR + 6.25%), 07/21/37 (a)	1,000	1,007
Morgan Stanley Capital I Trust 2021-L7
Series 2021-B-230P, REMIC, 6.66%, (1 Month Term SOFR + 1.56%), 12/15/38 (a)	268	252
MSWF Commercial Mortgage Trust 2023-2
Series 2023-C-2, REMIC, 7.25%, 12/16/33 (a)	105	108
OBX 2023-NQM7 Trust
Series 2023-A1-NQM7, REMIC, 6.84%, 04/25/63 (i)	161	165
OBX 2024-NQM4 Trust
Series 2024-A1-NQM4, REMIC, 6.07%, 01/25/64 (i)	275	278
OCP CLO 2023-30 LTD
Series 2023-E-30A, 12.37%, (3 Month Term SOFR + 7.09%), 01/26/37 (a)	2,000	2,046
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 6.96%, (1 Month Term SOFR + 1.86%), 03/15/28 (a)	595	560
One Market Plaza Trust 2017-1MKT
Series 2017-B-1MKT, REMIC, 3.85%, 02/10/25	106	94
Series 2017-A-1MKT, REMIC, 3.61%, 02/10/32	582	534
ORL Trust 2023-GLKS
Series 2023-D-GLKS, REMIC, 9.40%, (1 Month Term SOFR + 4.30%), 10/21/25 (a)	450	452
Palmer Square Loan Funding 2022-1 Ltd
Series 2022-E-1A, 12.50%, (3 Month Term SOFR + 7.20%), 04/15/30 (a)	1,000	1,001
Regatta XII Funding Ltd
Series 2019-ER-1A, 11.91%, (3 Month Term SOFR + 6.61%), 10/15/32 (a)	1,250	1,250
Regatta XX Funding Ltd
Series 2021-E-2A, 11.81%, (3 Month Term SOFR + 6.51%), 10/16/34 (a)	1,000	1,003
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 6.36%, (1 Month Term SOFR + 1.26%), 05/15/28 (a)	477	453
Series 2021-B-555, REMIC, 6.71%, (1 Month Term SOFR + 1.61%), 05/15/28 (a)	325	306
Sierra Timeshare 2022-2 Receivables Funding LLC
Series 2022-D-2A, 9.22%, 06/20/40	461	469
Sierra Timeshare 2024-2 Receivables Funding LLC
Series 2024-C-2A, 5.83%, 06/20/41	434	442
Sixth Street CLO XXV Ltd
Series 2024-E-25A, 11.33%, (3 Month Term SOFR + 6.00%), 07/24/37 (a)	1,250	1,260
Symphony CLO 45 Ltd
Series 2024-E-45A, 10.69%, (3 Month Term SOFR + 5.75%), 10/15/37 (a)	2,000	2,004
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	283	260
Ziply Fiber Issuer LLC
Series 2024-B-1A, 7.81%, 03/20/29	575	597
Total Non-U.S. Government Agency Asset-Backed Securities (cost $44,681)		45,396
GOVERNMENT AND AGENCY OBLIGATIONS 7.4%
Sovereign 5.3%
Angola, Government of
8.75%, 04/14/32 (f)	550	492
9.38%, 05/08/48 (f)	350	296
Departamento Administrativo De La Presidencia De La Republica
7.50%, 02/02/34	1,140	1,183
8.75%, 11/14/53	280	307
Ghana, Government of
10.75%, 10/14/30 (f)	1,620	1,112
Gobierno de la Republica de Guatemala
7.05%, 10/04/32 (f)	240	260
6.60%, 06/13/36 (f)	560	589
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (f) (i)	390	282
5.50%, 07/31/35 (f) (i)	1,062	603
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (f)	470	442

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Government of the Republic of Panama
4.50%, 04/01/56	1,100	792
Government of the Republic of Serbia
2.05%, 09/23/36, EUR (f)	1,370	1,132
Government of the Republic of Zambia
5.75%, 06/30/33 (f) (i)	563	496
0.50%, 12/31/53 (f) (i)	622	306
Nigeria, Federal Government of
8.75%, 01/21/31 (f)	340	326
8.25%, 09/28/51 (f)	200	159
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (f)	310	328
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (f)	970	950
6.63%, 03/22/48, EUR (f)	890	813
Presidencia da Republica
6.00%, 10/20/33	230	233
Presidencia De La Nacion
0.75%, 07/09/30 (i)	752	454
4.13%, 07/09/35 - 07/09/46 (i)	1,370	664
3.50%, 07/09/41 (i)	367	167
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (f)	1,050	982
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (f)	390	422
6.85%, 01/27/45 (f)	710	759
Romania, Government of
6.38%, 09/18/33, EUR (f)	1,430	1,705
3.75%, 02/07/34, EUR (f)	470	460
Senegal, Government of
5.38%, 06/08/37, EUR (f)	230	187
South Africa, Parliament of
5.75%, 09/30/49	1,290	1,071
The Arab Republic of Egypt
8.70%, 03/01/49 (f)	1,140	931
The Democratic Socialist Republic of Sri Lanka
0.00%, 03/14/29 (f) (k) (l)	2,080	1,165
Turkiye Cumhuriyeti Basbakanlik
7.63%, 05/15/34	275	292
		20,360
Collateralized Mortgage Obligations 2.1%
Connecticut Avenue Securities Trust 2019-R06
Series 2023-1B1-R05, REMIC, 10.03%, (SOFR 30-Day Average + 4.75%), 06/25/43 (a)	565	612
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B1-R01, REMIC, 8.43%, (SOFR 30-Day Average + 3.15%), 12/26/41 (a)	400	410
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 9.78%, (SOFR 30-Day Average + 4.50%), 01/27/42 (a)	440	465
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1B1-R08, REMIC, 10.88%, (SOFR 30-Day Average + 5.60%), 07/25/42 (a)	825	904
Connecticut Avenue Securities Trust 2024-R01
Series 2024-1B1-R01, REMIC, 7.98%, (SOFR 30-Day Average + 2.70%), 01/25/44 (a)	491	500
Federal Home Loan Mortgage Corporation
Series 2021-B1-HQA4, REMIC, 9.03%, (SOFR 30-Day Average + 3.75%), 12/25/30 (a)	745	768
Series 2021-B1-HQA3, REMIC, 8.63%, (SOFR 30-Day Average + 3.35%), 09/25/41 (a)	890	914
Series 2022-M2-DNA4, REMIC, 10.53%, (SOFR 30-Day Average + 5.25%), 05/27/42 (a)	855	928
Series 2022-M2-DNA6, REMIC, 11.03%, (SOFR 30-Day Average + 5.75%), 09/25/42 (a)	480	534
Series 2024-M2-HQA1, REMIC, 7.28%, (SOFR 30-Day Average + 2.00%), 03/25/44 (a)	722	725
Federal National Mortgage Association, Inc.
Series 2020-2B1-R02, REMIC, 8.39%, (SOFR 30-Day Average + 3.11%), 01/25/40 (a)	875	895
Freddie Mac MSCR Trust MN8
Series 2024-M1-MN8, REMIC, 8.13%, (SOFR 30-Day Average + 2.85%), 05/25/29 (a)	179	180
		7,835
Total Government And Agency Obligations (cost $26,158)		28,195
DIRECT ACCESS LENDING 5.2%
Financials 3.9%
EJF CRT 2024-R1 LLC
12.75%, (SOFR + 7.75), 02/15/43 (a) (c) (f)	5,834	5,815
Hildene Capital Management
14.50%, 09/03/29 (a) (f)	9,000	9,055
		14,870
Communication Services 0.8%
Cutting Edge Group
13.31%, (SOFR + 8.00%), 07/31/29 (a) (c) (f)	3,244	3,146
Industrials 0.5%
Ironwood XIV LLC
15.00%, 08/01/28 (a) (f)	1,808	1,805
Total Direct Access Lending (cost $19,823)		19,821
SHORT TERM INVESTMENTS 0.0%
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.92% (m) (n)	11	11
Total Short Term Investments (cost $11)		11
Total Investments 94.8% (cost $354,273)		362,194
Other Derivative Instruments (0.3)%		(1,138)
Other Assets and Liabilities, Net 5.5%		20,977
Total Net Assets 100.0%		382,033

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after September 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedule of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $107,333 and 28.1% of the Fund.

(h) All or a portion of the security was on loan as of September 30, 2024.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(k) Non-income producing security.

(l) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

Jackson Credit Opportunities Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	2,039	135,673	137,712	219	—	—	—	—
JNL Government Money Market Fund, 4.92% - Class SL	—	2,847	2,836	5	—	—	11	—
	2,039	138,520	140,548	224	—	—	11	—

Summary of Investments by Country	Total Long Term Investments
United States of America	65.8%
Bermuda	11.4
Cayman Islands	5.0
United Kingdom	2.0
Germany	1.5
Jersey	1.4
France	0.8
Colombia	0.8
Brazil	0.6
Romania	0.6
Canada	0.6
Argentina	0.5
Cote D'Ivoire	0.5
Ireland	0.5
Spain	0.5
Netherlands	0.5
South Africa	0.4
Mexico	0.4
Italy	0.4
Dominican Republic	0.3
Sri Lanka	0.3
Zambia	0.3
Serbia	0.3
Ghana	0.3
Nigeria	0.3
El Salvador	0.3
Sweden	0.3
Egypt	0.3
Ecuador	0.2
Turkey	0.2
Guatemala	0.2
Panama	0.2
Angola	0.2
India	0.2
Kazakhstan	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

Summary of Investments by Country	Total Long Term Investments
Multi-National	0.1
Bahamas	0.1
China	0.1
Israel	0.1
Czech Republic	0.1
Australia	0.1
Macau	0.1
Austria	0.1
Switzerland	0.1
Chile	0.1
Mongolia	0.1
Thailand	0.1
Denmark	0.1
Indonesia	0.1
Belgium	0.1
Portugal	0.1
United Arab Emirates	0.1
Senegal	0.1
Finland	—
Luxembourg	—
100.0%

Jackson Credit Opportunities Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	189	December 2024		21,637	(76)	(38)
United States 10 Year Ultra Bond	147	December 2024		17,377	(76)	13
United States 2 Year Note	107	January 2025		22,279	(7)	3
United States 5 Year Note	616	January 2025		67,605	(210)	82
United States Long Bond	1	December 2024		126	(1)	(1)
					(370)	59
Short Contracts
Euro BOBL	(18)	December 2024	EUR	(2,156)	(2)	(5)
Euro Bund	(33)	December 2024	EUR	(4,441)	(4)	(13)
Euro Buxl 30 Year Bond	(1)	December 2024	EUR	(135)	—	(1)
Euro OAT	(25)	December 2024	EUR	(3,166)	(2)	(6)
Euro Schatz	(17)	December 2024	EUR	(1,820)	(1)	(3)
Long Gilt	(6)	December 2024	GBP	(596)	2	7
United States Ultra Bond	(23)	December 2024		(3,110)	18	49
					11	28

Jackson Credit Opportunities Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	GSC	10/17/24	EUR	2,066	2,301	1
EUR/USD	SCB	10/17/24	EUR	1,792	1,996	(4)
EUR/USD	SSB	10/17/24	EUR	33,033	36,796	(140)
EUR/USD	SSB	10/17/24	EUR	11,676	13,006	327
EUR/USD	SSB	01/16/25	EUR	13,741	15,362	(58)
GBP/USD	GSC	10/17/24	GBP	1,310	1,752	22
GBP/USD	SSB	10/17/24	GBP	11,795	15,770	(29)
GBP/USD	SSB	10/17/24	GBP	8,294	11,088	474
GBP/USD	SSB	01/16/25	GBP	9,604	12,834	(24)
USD/EUR	SSB	10/17/24	EUR	(33,033)	(36,796)	(926)
USD/EUR	SSB	10/17/24	EUR	(13,741)	(15,307)	58
USD/EUR	SCB	01/16/25	EUR	(1,195)	(1,336)	2
USD/EUR	SSB	01/16/25	EUR	(33,033)	(36,930)	140
USD/GBP	SSB	10/17/24	GBP	(11,796)	(15,770)	(675)
USD/GBP	SSB	10/17/24	GBP	(9,604)	(12,840)	24
USD/GBP	SSB	01/16/25	GBP	(11,796)	(15,763)	29
					(23,837)	(779)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

Jackson Credit Opportunities Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	08/05/24	110	113	—
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	12/04/23	206	220	0.1
Accor, 7.25% (callable at 100, 01/11/29)	12/05/23	229	246	0.1
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	05/14/24	102	106	—
Alexandrite Monnet UK HoldCo PLC, 10.50%, 05/15/29	07/09/24	111	120	—
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	12/05/23	138	146	—
Ambipar Lux S.a r.l., 9.88%, 02/06/31	08/28/24	100	104	—
Angola, Government of, 8.75%, 04/14/32	12/01/23	468	492	0.1
Angola, Government of, 9.38%, 05/08/48	12/01/23	273	296	0.1
Assemblin Caverion Group AB, 6.25%, 07/01/30	09/27/24	115	114	—
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	01/10/24	277	286	0.1
B&M European Value Retail S.A., 8.13%, 11/15/30	01/09/24	268	286	0.1
Banco Davivienda S A, 6.65% (callable at 100, 04/22/31)	12/04/23	204	256	0.1
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	12/04/23	179	200	0.1
Banijay Entertainment, 7.00%, 05/01/29	12/05/23	221	234	0.1
Banque Ouest Africaine De Developpement, 4.70%, 10/22/31	12/04/23	410	448	0.1
Bayer Aktiengesellschaft, 5.38%, 03/25/82	05/08/24	100	110	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	12/04/23	177	195	0.1
Bellis Acquisition Company PLC, 8.13%, 05/14/30	06/25/24	252	264	0.1
Benteler International Aktiengesellschaft, 9.38%, 05/15/28	12/04/23	113	114	—
BK LC Lux Finco 1 S.a r.l., 5.25%, 04/30/29	02/16/24	151	155	—
Boels Topholding B.V., 6.25%, 02/15/29	12/05/23	137	144	—
Braskem Idesa, S.A.P.I., 7.45%, 11/15/29	07/09/24	253	260	0.1
Braskem Netherlands Finance B.V., 8.50%, 01/12/31	02/14/24	295	318	0.1
British Telecommunications Public Limited Company, 8.38%, 12/20/83	12/04/23	209	230	0.1
Castellum Aktiebolag, 3.13% (callable at 100, 12/02/26)	04/30/24	93	106	—
Ceconomy AG, 6.25%, 07/15/29	09/27/24	112	111	—
CEMEX S.A.B. de C.V., 9.13% (callable at 100, 03/14/28)	12/01/23	406	425	0.1
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	12/06/23	112	117	—
Cirsa Finance International S.a r.l., 10.38%, 11/30/27	12/04/23	256	265	0.1
Co-operative Group Limited, 7.50%, 07/08/26	12/04/23	200	218	0.1
CPI Property Group, 2.75%, 05/12/26	06/20/24	100	107	—
CPI Property Group, 1.75%, 01/14/30	12/04/23	105	143	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	12/05/23	242	266	0.1
CT Investment GmbH, 6.38%, 04/15/30	05/17/24	109	114	—
CTEC II GmbH, 5.25%, 02/15/30	03/18/24	201	206	0.1
Cutting Edge Group, 13.31%, 07/31/29	12/01/23	3,181	3,146	0.8
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	12/04/23	232	236	0.1
Deuce Finco PLC, 5.50%, 06/15/27	01/26/24	140	151	—
Diamond Escrow Issuer, LLC, 9.63%, 11/15/28	12/05/23	223	238	0.1
EDP, S.A., 4.75%, 05/29/54	07/09/24	108	113	—
EDP, S.A., 5.94%, 04/23/83	12/04/23	111	117	—
EJF CRT 2024-R1 LLC, 12.75%, 02/15/43	12/01/23	5,834	5,815	1.5
Electricite de France, 2.63% (callable at 100, 12/01/27)	12/04/23	588	624	0.2
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/04/23	230	244	0.1
Elior Group, 3.75%, 07/15/26	12/04/23	149	164	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	04/19/24	165	179	—
Eroski Sociedad Cooperativa, 10.63%, 04/30/29	01/26/24	231	236	0.1
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	04/16/24	111	118	—
Fastighets AB Balder, 2.87%, 06/02/81	05/30/24	101	106	—
Fiber Bidco S.P.A., 6.13%, 06/15/31	07/09/24	215	221	0.1
First Quantum Minerals Ltd, 8.63%, 06/01/31	02/27/24	336	351	0.1
FNAC Darty, 6.00%, 04/01/29	05/17/24	113	116	—
Food Service Project SL, 5.50%, 01/21/27	12/05/23	175	181	—
Forvia, 5.50%, 06/15/31	04/30/24	217	220	0.1
Franshion Brilliant Limited, 4.25%, 07/23/29	12/04/23	359	430	0.1
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	12/04/23	187	196	0.1
Ghana, Government of, 10.75%, 10/14/30	12/01/23	1,061	1,112	0.3
Gobierno de la Republica de Guatemala, 7.05%, 10/04/32	12/01/23	243	260	0.1
Gobierno de la Republica de Guatemala, 6.60%, 06/13/36	12/01/23	543	589	0.2
Gobierno de la Republica del Ecuador, 6.90%, 07/31/30	08/13/24	264	282	0.1
Gobierno de la Republica del Ecuador, 5.50%, 07/31/35	12/15/23	444	603	0.2
Government of Commonwealth of the Bahamas, 6.00%, 11/21/28	12/01/23	421	442	0.1
Government of the Republic of Serbia, 2.05%, 09/23/36	12/04/23	996	1,132	0.3
Government of the Republic of Zambia, 5.75%, 06/30/33	06/14/24	510	496	0.1
Government of the Republic of Zambia, 0.50%, 12/31/53	06/14/24	338	306	0.1
Greenko Solar (Mauritius) Limited, 5.95%, 07/29/26	12/04/23	358	369	0.1
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	06/20/24	195	206	0.1
Grifols, S.A., 1.63%, 02/15/25	04/11/24	43	45	—
Grupo Aval Acciones y Valores S.A., 4.38%, 02/04/30	12/20/23	257	267	0.1
Guala Closures S.p.A., 3.25%, 06/15/28	12/04/23	188	198	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

Jackson Credit Opportunities Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Heimstaden Bostad AB, 3.63% (callable at 100, 10/13/26)	12/04/23	80	194	0.1
Hildene Capital Management, 14.50%, 09/03/29	04/29/24	9,000	9,055	2.4
House of HR Group B.V., 9.00%, 11/03/29	05/30/24	114	111	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	12/05/23	115	116	—
IHS Holding Limited, 6.25%, 11/29/28	12/04/23	206	234	0.1
Iliad Holding, 5.13%, 10/15/26	12/04/23	172	180	—
Ineos Quattro Finance 1 plc, 3.75%, 07/15/26	12/05/23	261	277	0.1
Iron Mountain Europe Limited, 3.88%, 11/15/25	12/04/23	184	196	0.1
Ironwood XIV LLC, 15.00%, 08/01/28	09/19/24	1,808	1,805	0.5
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	12/05/23	106	112	—
Joint Stock Company National Company Kazmunaygas, 3.50%, 04/14/33	12/04/23	474	513	0.1
Kapla Holding, 3.38%, 12/15/26	12/04/23	183	194	0.1
Lorca Telecom Bondco SA., 4.00%, 09/18/27	12/04/23	261	277	0.1
Lottomatica S.p.A., 7.13%, 06/01/28	12/04/23	172	179	—
Loxama, 6.38%, 05/31/29	03/18/24	112	116	—
Maison Finco PLC, 6.00%, 10/31/27	04/30/24	118	129	—
MCE Finance Limited, 5.75%, 07/21/28	12/04/23	345	368	0.1
Medco Bell PTE. LTD., 6.38%, 01/30/27	12/04/23	239	249	0.1
Mersin Uluslararasi Liman Isletmeciligi Anonim Sirketi, 8.25%, 11/15/28	05/30/24	205	206	0.1
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	02/16/24	145	160	—
Minerva Luxembourg S.A., 8.88%, 09/13/33	12/01/23	334	360	0.1
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	12/04/23	178	193	0.1
Motion Finco S.a r.l., 7.38%, 06/15/30	12/05/23	161	167	—
Neopharmed Gentili S.p.A., 7.13%, 04/08/30	06/20/24	110	115	—
NGG Finance PLC, 5.63%, 06/18/73	12/04/23	159	171	—
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	12/04/23	176	184	—
Nigeria, Federal Government of, 8.75%, 01/21/31	12/01/23	311	326	0.1
Nigeria, Federal Government of, 8.25%, 09/28/51	03/27/24	165	159	—
Odido Group Holding B.V., 5.50%, 01/15/30	12/06/23	129	144	—
Orsted A/S, 5.25%, 12/08/22	04/19/24	271	285	0.1
Paganini BidCo S.p.A., 7.90%, 10/30/28	04/30/24	214	223	0.1
People's Government of Inner Mongolia Autonomous Region, 7.88%, 06/05/29	12/06/23	311	328	0.1
Peu (Fin) PLC, 7.25%, 07/01/28	03/18/24	223	232	0.1
Pinnacle Bidco PLC, 10.00%, 10/11/28	12/04/23	253	285	0.1
Playtech PLC, 5.88%, 06/28/28	12/04/23	171	183	—
Presidence de la Republique de Cote d'Ivoire, 4.88%, 01/30/32	12/04/23	861	950	0.2
Presidence de la Republique de Cote d'Ivoire, 6.63%, 03/22/48	12/04/23	718	813	0.2
Presidencia de la Republica de El Salvador, 9.50%, 07/15/52	12/01/23	842	982	0.3
Presidencia de la Republica Dominicana, 7.05%, 02/03/31	12/01/23	396	422	0.1
Presidencia de la Republica Dominicana, 6.85%, 01/27/45	12/01/23	669	759	0.2
Progroup AG, 5.38%, 04/15/31	05/17/24	108	108	—
Prosus N.V., 3.83%, 02/08/51	12/04/23	356	414	0.1
Q-Park Holding I B.V., 5.13%, 03/01/29	05/14/24	109	114	—
RAC Bond Co PLC, 5.25%, 11/04/27	12/04/23	223	262	0.1
Romania, Government of, 6.38%, 09/18/33	12/04/23	1,576	1,705	0.4
Romania, Government of, 3.75%, 02/07/34	12/04/23	426	460	0.1
Schaeffler AG, 4.50%, 03/28/30	05/23/24	108	110	—
Senegal, Government of, 5.38%, 06/08/37	03/20/24	186	187	—
Seplat Energy PLC, 7.75%, 04/01/26	12/04/23	363	381	0.1
SES, 2.88% (callable at 100, 05/27/26)	12/04/23	98	105	—
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	12/04/23	462	504	0.1
Summer (BC) Holdco B S.a r.l., 5.75%, 10/31/26	12/05/23	156	167	—
Synthomer PLC, 7.38%, 05/02/29	05/30/24	169	174	—
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	12/04/23	380	391	0.1
Telecom Italia S.p.A., 7.88%, 07/31/28	07/09/24	237	251	0.1
Telefonica Europe B.V., 5.75% (callable at 100, 01/15/32)	04/30/24	215	233	0.1
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	12/04/23	224	245	0.1
Thaioil Treasury Center Company Limited, 3.75%, 06/18/50	01/31/24	299	319	0.1
The Arab Republic of Egypt, 8.70%, 03/01/49	12/01/23	795	931	0.2
The Democratic Socialist Republic of Sri Lanka, 0.00%, 03/14/29	12/01/23	1,047	1,165	0.3
Titan Holdings II B.V., 5.13%, 07/15/29	12/04/23	94	113	—
TK Elevator Holdco GmbH, 6.63%, 07/15/28	12/06/23	184	200	0.1
Turkiye Vakiflar Bankasi T.A.O., 9.00%, 10/12/28	12/04/23	347	370	0.1
TVL Finance PLC, 10.25%, 04/28/28	12/04/23	296	321	0.1
UGI International, LLC, 2.50%, 12/01/29	12/04/23	121	133	—
United Group B.V., 5.25%, 02/01/30	12/04/23	198	218	0.1
Valeo, 5.88%, 04/12/29	04/19/24	112	117	—
Verisure Holding AB, 3.25%, 02/15/27	04/24/24	208	218	0.1
Verisure Midholding AB, 5.25%, 02/15/29	12/04/23	203	221	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	12/04/23	169	176	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	12/04/23	285	309	0.1
Vodafone Group Public Limited Company, 3.00%, 08/27/80	12/04/23	97	107	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

Jackson Credit Opportunities Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
We Soda Investments Holding PLC, 9.50%, 10/06/28	12/04/23	303	312	0.1
Wintershall Dea AG, 3.00% (callable at 100, 07/20/28)	12/05/23	189	205	0.1
WMG Acquisition Corp., 2.25%, 08/15/31	12/05/23	101	109	—
Zenith Finco PLC, 6.50%, 06/30/27	12/05/23	108	96	—
ZF Finance GmbH, 3.75%, 09/21/28	02/06/24	207	209	0.1
Ziggo Bond Company B.V., 3.38%, 02/28/30	12/04/23	143	161	—
		57,755	60,817	15.9

Jackson Credit Opportunities Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Cutting Edge Group – 13.31%, 07/31/29	1,256	(12)

Composition as of September 30, 2024:
Catastrophe Bonds	15.7%
Industrials	14.7
Non-U.S. Government Agency ABS	12.5
Consumer Discretionary	7.8
Financials	6.8
Government Securities	5.6
Communication Services	5.3
Health Care	5.3
Materials	5.1
Energy	4.6
Utilities	4.2
Information Technology	2.9
Real Estate	2.9
Consumer Staples	2.8
U.S. Government Agency MBS	2.2
Financials	1.6
Securities Lending Collateral	-
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2024

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Currency Abbreivations:

EUR - European Currency Unit (Euro)

GBP - British Pound

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%

CLO - Collateralized Loan Obligation

LLC/L.L.C - Limited Liability Company

PLC/P.L.C. - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rates

S.p.A - Società Per Azioni

US/U.S. - United States

Counterparty Abbreviations:

GSC - Goldman Sachs & Co. SCB - Standard Chartered Bank
SSB - State Street Brokerage Services, Inc.

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund (Unaudited)

Statement of Assets and Liabilities (in thousands, except net asset value per share)

September 30, 2024

Jackson Credit Opportunities Fund
Assets
Investments - unaffiliated, at value	$362,183
Investments - affiliated, at value	11
Forward foreign currency contracts	1,077
Variation margin on futures/futures options contracts	20
Cash	4,267
Foreign currency	312
Receivable from:
Investment securities sold	29,442
Dividends and interest	4,455
Deposits with brokers and counterparties	1,700
Total assets	403,467
Liabilities
Forward foreign currency contracts	1,856
Variation margin on futures/futures options contracts	379
Payable for:
Investment securities purchased	11,078
Return of securities loaned	11
Advisory fees	498
Administrative fees	78
Dividends	7,531
Board of trustee fees	1
Other expenses	2
Total liabilities	21,434
Net assets	$382,033
Net assets consist of:
Paid-in capital	$367,870
Total distributable earnings (loss)	14,163
Net assets	$382,033
Net assets - Class I	$382,033
Shares outstanding - Class I	36,680
Net asset value per share - Class I	$10.42
Investments - unaffiliated, at cost	$354,262
Investments - affiliated, at cost	11
Foreign currency cost	311
Securities on loan included in
Investments - unaffiliated, at value	11

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund (Unaudited)

Statement of Operations (in thousands)

For the Period Ended September 30, 2024

Jackson Credit Opportunities Fund
Investment income
Dividends (a)	$340
Foreign taxes withheld	(24)
Interest	17,564
Securities lending (a)	3
Total investment income	17,883

Expenses
Advisory fees	2,912
Administrative fees	454
Legal fees	1
Board of trustee fees	2
Total expenses	3,369
Net investment income (loss)	14,514

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	3,107
Foreign currency	45
Forward foreign currency contracts	1,100
Futures/futures options contracts	2,459
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	1,395
Foreign currency	20
Forward foreign currency contracts	(1,793)
Futures/futures options contracts	150
Net realized and unrealized gain (loss)	6,483
Change in net assets from operations	$20,997
(a) Affiliated income	$224

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund (Unaudited)

Statement of Changes in Net Assets (in thousands)

For the Period Ended September 30, 2024

Jackson Credit Opportunities Fund
Operations
Net investment income (loss)	$14,514
Net realized gain (loss)	6,711
Net change in unrealized appreciation
(depreciation)	(228)
Change in net assets from operations	20,997
Distributions to shareholders
From distributable earnings
Class I	(15,751)
Total distributions to shareholders	(15,751)
Share transactions[1]
Proceeds from the sale of shares
Class I	67,252
Reinvestment of distributions
Class I	2,307
Change in net assets from
share transactions	69,559
Change in net assets	74,805
Net assets beginning of period	307,228
Net assets end of period	$382,033

[1]Share transactions
Shares sold
Class I	6,626
Reinvestment of distributions
Class I	223
Change in shares
Class I	6,849
Purchases and sales of long term
investments
Purchase of securities	$158,750
Proceeds from sales of securities	$150,323

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund (Unaudited)

Statement of Changes in Net Assets (in thousands)

For the Period Ended March 31, 2024

Jackson Credit Opportunities Fund(a)
Operations
Net investment income (loss)	$7,009
Net realized gain (loss)	861
Net change in unrealized appreciation
(depreciation)	7,458
Change in net assets from operations	15,328
Distributions to shareholders
From distributable earnings
Class I	(6,413)
Total distributions to shareholders	(6,413)
Share transactions[1]
Proceeds from the sale of shares
Class I	298,211
Reinvestment of distributions
Class I	2
Change in net assets from
share transactions	298,213
Change in net assets	307,128
Net assets beginning of year	100
Net assets end of year	$307,228

[1]Share transactions
Shares sold
Class I	29,821
Change in shares
Class I	29,821

(a)	Period from commencement of operations December 1, 2023.

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund (Unaudited)

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). Net investment income(loss) is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Income and Expense Ratios. Ratios are annualized for periods less than one year. The annualized expense ratios do not include expenses of any underlying investment companies.

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

Jackson Credit Opportunities Fund

Class I
09/30/24		10.30	0.41	0.18	0.59	(0.47)	—	10.42	8.70	382,033	40	1.85	1.85	7.96
03/31/24	(a)	10.00	0.23	0.28	0.51	(0.21)	—	10.30	5.16	307,228	39	1.86	1.86	6.93

(a)	The Fund commenced operations on December 1, 2023.

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund (Unaudited)

Notes to Financial Statements

September 30, 2024

NOTE 1. ORGANIZATION

Jackson Credit Opportunities Fund (“Fund”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company organized as a Massachusetts business trust on June 8, 2023. The Fund has elected to operate as an interval fund. The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value ("NAV"), reduced by any applicable repurchase fee.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to the Fund.

Neuberger Berman Investment Advisers LLC ("Sub-Adviser") serves as Sub-Adviser for the Fund.

Pursuant to exemptive relief, the Fund is authorized to offer two share classes, Class A and Class I. As of September 30, 2024, only Class I shares are available for purchase. Class A shares and Class I shares differ primarily due to the Shareholder Servicing Fee attributable to Class A shares. Shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class. From time to time, the Fund may have significant subscription and redemption activity which, when executed at the NAV rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Fund's valuation policy and procedures (“Valuation Policies and Procedures”), the Fund’s Board of Trustees ("Board" or "Trustees") has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of the Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund's NAV. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund's NAV.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt obligations with remaining maturities of 60 days or less, and that did not receive a price from a third-party pricing service, or it is determined that such valuation from the pricing service does not approximate fair value, may be valued at their amortized cost, unless it is determined that such practice does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; tranche seniority; catastrophe perils and loss estimates; maturity extensions; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Private Investment Funds ("Private Funds") are generally valued using the latest NAV reported by the third-party fund manager or General Partner ("GP") as a practical expedient to estimate the fair value of such interests. The NAV and other information provided by a GP is reviewed for reasonableness based on knowledge of current market conditions and the individual characteristics of each Private Fund. If market information indicates that the NAV is not as of the measurement date, not calculated in a manner consistent with FASB ASC Topic 946 (“Topic 946”), or otherwise not reflective of the current value, best efforts shall be used to adjust the relevant Private Fund’s NAV in a manner consistent with the measurement principals of Topic 946, which could include adjusting the Private Fund’s NAV based on a proxy or investment model which is correlated to the underlying investment return. Private debt is generally fair valued according to procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency

Jackson Credit Opportunities Fund (Unaudited)

Notes to Financial Statements

September 30, 2024

exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Swap agreements that clear on exchanges are valued at the most recent bid quotation or evaluated price, as applicable, obtained from pricing models or by the clearing exchange using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in, or offers for, the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The Fund intends to qualify as and be eligible to be treated each year as a Regulated Investment Company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute at least 90% of the sum of its investment company taxable income (as the term is defined in the Code) and any net tax-exempt interest income for such year. Dividends from net investment income are accrued daily and paid quarterly. Distributions of net realized capital gains, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. Nevertheless, there can be no assurance that the Fund will pay distributions to Shareholders at any particular rate or at all. Each year, a statement on Internal Revenue Service Form 1099-DIV identifying the amount and character of the Fund’s distributions will be mailed to Shareholders.

Other Service Providers. State Street Bank and Trust Company (“State Street” or "Custodian") acts as custodian and securities lending agent for the Fund. The Custodian has custody of all securities and cash of the Fund maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

The Fund has entered into a Transfer Agency Agreement with UMB Fund Services, Inc ("UMB"). UMB is the transfer agent and dividend disbursing agent of all shares.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.

Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statement of Operations. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Distributions from Private Funds that represent returns of capital in excess of cumulative profits and losses are credited to cost of investments rather than investment income.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Fund are allocated to the classes based on the average daily net assets of each class. Expenses attributable to a specific class of shares are charged to that class.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Fund invests. When a capital gains tax is determined to apply, the Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Each business day, the fair values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective

Jackson Credit Opportunities Fund (Unaudited)

Notes to Financial Statements

September 30, 2024

exchange rates prevailing on the dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statement of Operations.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. However, since the commencement of operations, the Fund has not had claims or losses pursuant to its contracts and expects the risk of loss to be remote. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2024. Management has evaluated the amendments and determined that they will not have a significant impact on the Fund's financial statements.

NOTE 3. FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on national or foreign stock exchanges, futures and options contracts listed on derivatives exchanges or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; tranche seniority, catastrophe perils and loss estimates, maturity extensions; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

Inputs used in the determination of the fair value level of Level 3 securities, which were deemed to be material, are disclosed within the notes below and are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of September 30, 2024 by valuation level.

Jackson Credit Opportunities Fund (Unaudited)

Notes to Financial Statements

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ^ ($) .	. Total ($) .
Jackson Credit Opportunities Fund
Assets - Securities
Senior Floating Rate Instruments	—	123,811	6,195	—	130,006
Corporate Bonds And Notes	—	81,901	—	—	81,901
Catastrophe Bonds	—	56,864	—	—	56,864
Non-U.S. Government Agency Asset-Backed Securities	—	45,396	—	—	45,396
Government And Agency Obligations	—	28,195	—	—	28,195
Direct Access Lending	—	—	8,961	10,860	19,821
Short Term Investments	11	—	—	—	11
	11	336,167	15,156	10,860	362,194
Liabilities - Securities
Direct Access Lending[1]	—	—	(12)	—	(12)
	—	—	(12)	—	(12)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	154	—	—	—	154
Open Forward Foreign Currency Contracts	—	1,077	—	—	1,077
	154	1,077	—	—	1,231
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(67)	—	—	—	(67)
Open Forward Foreign Currency Contracts	—	(1,856)	—	—	(1,856)
	(67)	(1,856)	—	—	(1,923)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

^ Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

The following table is a rollforward of individually significant securities Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2024:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)
Jackson Credit Opportunities Fund
Senior Floating Rate Instruments	8,739	1,851	2,475	(34)	208	(2,094)	6,195	(38)
Direct Access Lending	—	—	—	(54)	10,415	(1,400)	8,961	(54)
[1]	There were no significant transfers between Level 3 and Level 2 during the Period except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held September 30, 2024.

Asset Class	Fair Value (In Thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)
Jackson Credit Opportunities Fund
Direct Access Lending	3,146	Discounted Cash Flow Model	Bid Price	96.88-98.19 (97.55)
Direct Access Lending	5,815	Discounted Cash Flow Model	Bid Price	98.94-100.24 (99.67)
	8,961
Senior Floating Rate Instruments	2,781	Market Approach	Bid Price	93.00 (93.00)
Senior Floating Rate Instruments	523	Market Approach	Bid Price	99.00 (99.00)
Senior Floating Rate Instruments	985	Market Approach	Bid Price	98.50 (98.50)
Senior Floating Rate Instruments	1,906	Market Approach	Bid Price	96.50 (96.50)
	6,195

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. Jackson Credit Opportunities Fund participates in an agency based securities lending program. State Street serves as the securities lending agent to the Fund. Under the terms of the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. Government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional

Jackson Credit Opportunities Fund (Unaudited)

Notes to Financial Statements

September 30, 2024

collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third-party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to collateral received and securities loaned. State Street receives a portion of the earnings from the Fund's securities lending program.

Cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Fund and its affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory and administrative services.

Cash collateral received from the borrower is recorded in the Statement of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statement of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in investments - unaffiliated, at value on the Statement of Assets and Liabilities. The Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. The Fund may receive non-cash collateral in the form of securities received, which the Fund may not sell or re-pledge and accordingly are not reflected in the Statement of Assets and Liabilities. The value of securities on loan and collateral received (in thousands) at September 30, 2024 was as follows:

Fund	Securities on Loan ($)	NonCash Collateral ($)	Cash Collateral ($)	Total Collateral ($)
Jackson Credit Opportunities Fund	11	—	11	11

Unregistered Securities. The Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Fund has the right to include those securities in such registration generally without cost to the Fund. The Fund has no right to require registration of unregistered securities.

Senior and Junior Loans. The Fund may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Unfunded Commitments. The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statement of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments – unaffiliated in the Statement of Operations.

NOTE 5. PRINCIPAL RISKS

Unlisted Closed-End Structure and Liquidity Limited to Quarterly Repurchases of Shares Risk. The Fund has been organized as a non-diversified, closed-end management investment company. Closed-end funds differ from open-end management investment companies in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the shares. The Fund will offer only a limited degree of liquidity by conducting quarterly repurchase offers, which are generally expected to be for 5% of the Fund’s outstanding shares. There is no assurance that the Fund will repurchase shares in the amount desired. In addition, with very limited exceptions, shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies.

There will be a substantial period of time between the date as of which shareholders must submit a request to have their shares repurchased and the date they can expect to receive payment for their shares from the Fund. Shareholders whose shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such shares are valued for purposes of such repurchase.

Repurchase Offers Risk. The Fund currently expects to conduct quarterly repurchase offers for no less than 5% of its outstanding shares. Substantial requests for the Fund to repurchase shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable. In the event that a repurchase offer is oversubscribed, the Fund will repurchase tendered shares on a pro rata basis. Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer.

Credit and Counterparty Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit

Jackson Credit Opportunities Fund (Unaudited)

Notes to Financial Statements

September 30, 2024

risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled, or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets is incorporated within its carrying value as recorded in the Fund's Statement of Assets and Liabilities. For certain derivative contracts (including futures and certain swaps), the potential loss could exceed the value of the financial assets recorded in the financial statements for the Fund.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Real estate-related securities may also be sensitive to interest rate changes.

Senior and Junior Loan Risk. When the Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Recently, inflation has risen at its highest rate in four decades in the U.S. Inflation may reduce the intrinsic value of an investment in the Fund.

Catastrophe Bonds Risk. A Catastrophe ("CAT") Bond is a form of insurance-linked security that is sold in the capital markets. An investment in CAT Bonds is subject to special risks, including limited resources of issuers, regulation, subordination and lower or no credit rating. CAT Bonds are a way for insurers, reinsurers, corporations and government entities that have risks associated with natural catastrophe events and disasters to transfer those risks to the capital market in securities format.

Liquidity and Valuation Risk. The securities in which the Fund invests will often be illiquid and may include other funds that will typically hold one or just a few investments. Valuations reported by other fund managers, which will form the basis for the Fund’s NAV, may be subject to later adjustment or revision. Valuations of Private Funds are inherently uncertain, may fluctuate over short periods of time, and may be based on estimates. The Adviser has engaged the services of a third-party pricing service to assist its valuations of Fund investments in certain circumstances.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Market and Volatility Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. The Fund may invest in derivatives to hedge the Fund's portfolio as well as for investment purposes which may increase volatility. Volatility may cause the Fund's NAV to experience significant appreciation or depreciation in value over short periods of time.

Foreign Securities Risk. Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Investment in Other Investment Companies Risk. Investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund

Jackson Credit Opportunities Fund (Unaudited)

Notes to Financial Statements

September 30, 2024

invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Fund’s investments. Cyber-attacks on the Fund and service providers could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of the Fund.

Leverage Risk. The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions may involve leverage of the Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Private Funds Risk. The Private Funds will not be subject to the 1940 Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to shareholders under the 1940 Act. By investing in the Private Funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by the Private Fund. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any such changes, resulting in substantial losses from risks of Private Funds.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. Government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, liquidity constraints, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments and the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 6. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from the Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by the Fund that are used as collateral are identified as such within the Schedule of Investments.

Master Netting Agreements (“Master Agreements”). The Fund is subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. The Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund's Sub-Adviser attempts to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Jackson Credit Opportunities Fund (Unaudited)

Notes to Financial Statements

September 30, 2024

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If the Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statement of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by the Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

NOTE 7. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Fund. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Jackson Credit Opportunities Fund (Unaudited)

Notes to Financial Statements

September 30, 2024

Derivatives and Hedging and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for the Fund’s derivative investments during the period; (2) A summary table (in thousands) of the fair valuations of the Fund’s derivative instruments categorized by risk exposure, which references the location on the Statement of Assets and Liabilities and the realized and unrealized gain or loss on the Statement of Operations for each derivative instrument as of September 30, 2024; (3) A summary table (in thousands) of derivative instruments and certain investments of the Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statement of Assets and Liabilities as of September 30, 2024; and (4) A table reflecting the Fund’s average monthly derivative volume (in thousands) for the period ended September 30, 2024.

Jackson Credit Opportunities Fund Derivative Strategies - The Fund entered into futures contracts as a means of risk management/hedging and as an efficient means of obtaining exposure to certain markets as part of its investments strategy. The Fund entered into foreign currency contracts as a means of risk management/hedging.

Jackson Credit Opportunities Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2024
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,077	—	1,077
[7] Variation margin on futures/futures options contracts	—	—	—	—	20	20
Total derivative instruments assets	—	—	—	1,077	20	1,097
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	1,856	—	1,856
[7] Variation margin on futures/futures options contracts	—	—	—	—	379	379
Total derivative instruments liabilities	—	—	—	1,856	379	2,235
The effect of derivative instruments on the Statement of Operations for the period ended September 30, 2024
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1,100	—	1,100
Futures/futures options contracts	—	—	—	—	2,459	2,459
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(1,793)	—	(1,793)
Futures/futures options contracts	—	—	—	—	150	150

Jackson Credit Opportunities Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	23	—	—	23	—	—
SCB	2	(2)	—	—	—	—
SSB	1,052	(1,052)	—	—	—	—
Derivatives eligible for offset	1,077	(1,054)	—	23
Derivatives not eligible for offset	20				—	—
	1,097
Derivative Liabilities by Counterparty*
SCB	4	(2)	—	2	—	—
SSB	1,852	(1,052)	—	800	—	—
Derivatives eligible for offset	1,856	(1,054)	—	802
Derivatives not eligible for offset	379				1,700	—
	2,235

Jackson Credit Opportunities Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	114,179	104,620

1 Amounts eligible for offset are presented on a gross basis in the Statement of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statement of Assets and Liabilities.

3 Cash and security collateral not offset in the Statement of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

Jackson Credit Opportunities Fund (Unaudited)

Notes to Financial Statements

September 30, 2024

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of September 30, 2024, as disclosed in the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended September 30, 2024, as disclosed in the Statement of Operations, also serve as indicators of the derivative volume for the Fund.

7 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 15 in the Schedule of Investments.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fees. The Fund has entered into an Investment Advisory and Management Agreement (“Investment Management Agreement”) with JNAM. Subject to the oversight of the Fund’s Board of Trustees, JNAM provides investment management services. Pursuant to the Investment Management Agreement, JNAM will receive an annual fee, accrued daily and payable monthly, at an annual rate of 1.60% on net assets between $0 - $1 billion and 1.55% on net assets over $1 billion.

Administrative Fee. JNAM also serves as the Administrator to the Fund. JNAM provides or procures most of the necessary administrative functions and services for the operations of the Fund. The Fund pays JNAM an annual fee, accrued daily and paid monthly, at an annual rate of 0.25% on net assets between $0 - $3 billion and 0.22% on net assets over $3 billion. In accordance with the administration agreement, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and other services necessary for the operation of the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees (“Independent Trustees”) and independent legal counsel to the Independent Trustees, a portion of the costs associated with the Chief Compliance Officer, and other services necessary for the operation of the Fund, except those specifically allocated to the Administrator under the administration agreement.

Distribution Agreement. Jackson National Life Distributors LLC (the “Distributor”), an affiliate of the Adviser, serves as distributor of the Fund’s shares on a best-efforts basis pursuant to a distribution agreement (the “Distribution Agreement”) between the Fund and the Distributor.

Deferred Compensation Plan. The Fund adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of Trustees fees in the Statement of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of Trustees fees set forth in the Statement of Operations.

NOTE 9. REPURCHASE OFFERS

The Fund is a closed-end interval fund and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Shares at the applicable NAV per Share, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of the Fund’s outstanding Shares at the applicable NAV per Share, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for no less than 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV per Share of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV per Share for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders.

During the period ended September 30, 2024, the Fund engaged in the following repurchase offers:

Commencement Date	Shares Repurchased ($ in thousands)	Percentage of Outstanding Shares Offered to be Repurchased	Percentage of Outstanding Shares Repurchased	Amount Repurchased ($ in thousands)
06/11/2024	—	5.00%	0.00%	—
09/10/2024	—	5.00%	0.00%	—

Jackson Credit Opportunities Fund (Unaudited)

Notes to Financial Statements

September 30, 2024

NOTE 10. INCOME TAX MATTERS

The Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with the Internal Revenue Code, applicable to RICs. Therefore, no federal income tax provision is required.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency reclassifications, premium amortization and paydown reclassifications, and adjustments related to complex securities. These reclassifications have no impact on net assets.

As of September 30, 2024, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
Jackson Credit Opportunities Fund	354,853	8,831	(1,490)	7,341

As of September 30, 2024, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
Jackson Credit Opportunities Fund
Futures/Futures Options Contracts	87	—	—	—
Forward Foreign Currency Contracts	(779)	—	—	—

The Fund files U.S. federal and various state and local tax returns. The Fund’s federal tax returns are generally subject to examination for a period of three fiscal years after the date they are filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management completed an evaluation of the Fund's tax positions taken for all open tax years and based on that evaluation, determined that no provision for federal income tax was required in the Fund's financial statements during the period ended September 30, 2024.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

Jackson Credit Opportunities Fund (Unaudited)

Additional Disclosures (Unaudited)

September 30, 2024

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, shareholder services and other operating expenses. Operating expenses such as these are deducted from the Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading titled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare the Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 04/01/24($)	Ending Account Value 09/30/24($)	Expenses Paid During Period($)†	Beginning Account Value 04/01/24($)	Ending Account Value 09/30/24($)	Expenses Paid During Period($)†
Jackson Credit Opportunities Fund
Class I	1.85	1,000.00	1,056.40	9.54	1,000.00	1,015.79	9.35

†Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 183/365.

Quarterly Portfolio Holdings. The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request by calling the Fund's toll-free at 1-877-545-0041.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Fund’s Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Fund voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2024, is available without charge (1) by calling 1-877-545-0041; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com/interval-funds.html; and (3) by visiting the SEC’s website at www.sec.gov.

Jackson Credit Opportunities Fund

225 W. Wacker Drive
Suite 1000
Chicago, IL 60606

JNC109128 11/24

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the semi-annual filing.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.

(b) Not applicable to the semi-annual filing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to the semi-annual filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

I. Introduction and General Principles

A. Certain subsidiaries of Neuberger Berman Group LLC ("NB") have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients and exercise such responsibility according to these policies and procedures.

B. NB understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

C. NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB's fiduciary duties, applicable rules under the Investment Advisers Act of 1940, fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations, the UK Stewardship Code, the Japan Stewardship Code and other applicable laws and regulations.

D. In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.

E. In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB's proxy votes for other client accounts.

F. NB will seek to vote all shares under its authority so long as that action is not in conflict with client instructions. There may be circumstances under which NB may abstain from voting a client proxy, such as when NB believes voting would not be in clients' best interests (e.g., not voting in countries with share blocking or meetings in which voting would entail additional costs). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the clients and, in the case of an ERISA client and other accounts and clients subject to similar local laws, a plan's participants and beneficiaries. NB's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.

II. Responsibility and Oversight

A. NB has designated a Governance & Proxy Committee (“Proxy Committee”) with the responsibility for:

(i) developing, authorizing, implementing and updating NB’s policies and procedures;

(ii) administering and overseeing the governance and proxy voting processes; and

(iii) engaging and overseeing any third-party vendors as voting delegates to review, monitor and/or vote proxies. NB, at the recommendation of the Proxy Committee, has retained Glass, Lewis & Co., LLC (“Glass Lewis”) as its voting delegate.

B. The Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.

C. The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer (Equities), the Director of Global Equity Research, the Head of ESG Investing, and certain portfolio managers. A senior member of the Legal and Compliance Department will advise the Proxy Committee and may vote as a full member of the Committee if a vote is needed to establish a quorum or in the event that a vote is needed to break a tie. The Director of Investment Stewardship serves in an advisory role to the Proxy Committee but may also vote as a full member of the Committee if a vote is needed to establish a quorum or in the event that a vote is needed to break a tie.

D. In the event that one or more members of the Proxy Committee are not independent with respect to a particularmatter, the remaining members of the Proxy Committee shall constitute an ad hoc independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.

III. Proxy Voting Guidelines

A. The Proxy Committee developed the Governance and Proxy Voting Guidelines (“Voting Guidelines”) based on our Governance and Engagement Principles. These Guidelines are updated as appropriate and generally at least on an annual basis. With input from certain of our investment professionals, the modifications are intended to reflect emerging corporate governance issues and themes. The Proxy Committee recognizes that in certain circumstances it may be in the interests of our clients to deviate from our Voting Guidelines.

B. Our views regarding corporate governance and engagement, and the related stewardship actions, are informed by our ESG Investing group, in consultation with professionals in the Legal & Compliance and Global Equity Research groups, among others. These insightful, experienced and dedicated groups enable us to think strategically about engagement and stewardship priorities.

C. We believe NB’s Voting Guidelines generally represent the voting positions most likely to support our clients’ best economic interests across a range of sectors and contexts. These guidelines are not intended to constrain our consideration of the specific issues facing a particular company on a particular vote, and so there will be times when we deviate from the Voting Guidelines.

D. In the event that a portfolio manager or other investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies other than as provided in NB’s Voting Guidelines, the portfolio manager or other investment professional will submit in writing to the Proxy Committee the basis for his or her recommendation. The Proxy Committee will review this recommendation in the context of the specific circumstances of the proxy vote being considered and with the intention of voting in the best interest of our clients.

IV. Proxy Voting Procedures

A. NB will vote client proxies in accordance with a client’s specific request even if it is in a manner inconsistent with NB’s proxy votes for other client accounts. Such specific requests should be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.

B. NB has engaged Glass Lewis as its advisor and voting agent to:

(i) provide research on proxy matters;

(ii) in a timely manner, notify NB of and provide additional solicitation materials made available reasonably in advance of a vote deadline;

(iii) vote proxies in accordance with NB’s Voting Guidelines or as otherwise instructed and submit such proxies in a timely manner;

(iv) handle other administrative functions of proxy voting;

(v) maintain records of proxy statements and additional solicitation materials received in connection with proxy votes and provide copies of such proxy statements promptly upon request; and

(vi) maintain records of votes cast.

C. Except in instances where clients have retained voting authority, NB will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to Glass Lewis.

D. NB retains final authority and fiduciary responsibility for proxy voting.

V. Conflicts of Interest

A. Glass Lewis will vote proxies in accordance with the Voting Guidelines described in Section III or, in instances where a material conflict has been determined to exist, as Glass Lewis recommends. NB believes that this process is reasonably designed to address material conflicts of interest that may arise in conjunction with proxy voting decisions. Potential conflicts considered by the Proxy Committee when it is determining whether to deviate from NB’s Voting Guidelines include, among others: a material client relationship with the corporate issuer being considered; personal or business relationships between the portfolio managers and an executive officer; director, or director nominee of the issuer; joint business ventures; or a direct transactional relationship between the issuer and senior executives of NB.

B. In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the Voting Guidelines described in Section III, such NB Investment Professional will contact a member of the Legal & Compliance Department advising the Proxy Committee and complete and sign a questionnaire in the form adopted from time to time. Such questionnaires will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship, or other matters that may raise a potential material conflict of interest with respect to the voting of the proxy. The Proxy Committee will meet with the NB Investment Professional to review the completed questionnaire and consider such other matters as it deems appropriate to determine that there is no material conflict of interest with respect to the voting of the proxy in the requested manner. The Proxy Committee shall document its consideration of such other matters. In the event that the Proxy Committee determines that such vote will not present a material conflict, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional. In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee will instruct Glass Lewis to vote in such manner with respect to the client or clients. In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional would not be appropriate, the Proxy Committee will:

(i) take no further action, in which case the Committee shall vote such proxy in accordance with the Voting Guidelines;

(ii) disclose such conflict to the client or clients and obtain written direction from the client with respect to voting the proxy;

(iii) suggest that the client or clients engage another party to determine how to vote the proxy; or

(iv) engage another independent third party to determine how to vote the proxy. A record of the Proxy Committee’s determinations shall be prepared and maintained in accordance with applicable policies.

C. In the event that the Voting Guidelines described in Section III do not address how a proxy should be voted the Proxy Committee will make a determination as to how the proxy should be voted. The Proxy Committee will consider such matters as it deems appropriate to determine how such proxy should be voted, including whether there is a material conflict of interest with respect to the voting of the proxy in accordance with its decision. The Proxy Committee shall document its consideration of such matters, and an authorized member of the Proxy Committee will instruct Glass Lewis to vote in such manner with respect to such client or clients.

D. Material conflicts cannot be resolved by simply abstaining from voting.

VI. Recordkeeping

NB will maintain records relating to the implementation of the Voting Guidelines and these procedures, including:

(i) a copy of the Voting Guidelines and these procedures, which shall be made available to clients upon request;

(ii) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or Glass Lewis);

(iii) a record of each vote cast (which Glass Lewis maintains on NB’s behalf);

(iv) a copy of each questionnaire completed by any NB Investment Professional under Section V above; and

(v) any other document created by NB that was material to a determination regarding the voting of proxies on behalf of clients or that memorializes the basis for that decision. Such proxy voting books and records shall be maintained in an easily accessible place, which may include electronic means, for a period of five years, the first two by the Legal & Compliance Department. Material conflicts cannot be resolved by simply abstaining from voting.

VII. Engagement and Monitoring

Consistent with the firm’s active management strategies, NB portfolio managers and members of the Global Equity Research team continuously monitor material investment factors at portfolio companies. NB professionals remain informed of trends and best practices related to the effective fiduciary administration of proxy voting. NB will make revisions to its Voting Guidelines and related procedures document when it determines it is appropriate or when we observe the opportunity to materially improve outcomes for our clients. Additionally, we will regularly undertake a review of selected voting and engagement cases to better learn how to improve the monitoring of our portfolio companies and the effectiveness of our stewardship activities.

VIII. Securities Lending

Some NB products or client accounts where NB has authority and responsibility to vote the proxies may participate in a securities lending program administered by NB. Where a security is currently on loan ahead of a shareholder meeting, NB will generally attempt to terminate the loan in time to vote those shares. Where a security that is potentially subject to being loaned is eligible to be voted in a stockholder meeting a portfolio manager may restrict the security from lending. NB maintains the list of securities restricted from lending and receives daily updates on upcoming proxy events from the custodian.

IX. Disclosure

Neuberger Berman will publicly disclose all voting records of its co-mingled funds (Undertakings for Collective Investment in Transferable Securities [UCITS] and mutual funds), which can be found at [https://www.nb.com/en/us/esg/nb-votes -- Neuberger Berman cannot publicly disclose vote level records for separate accounts without express permission of the client. Neuberger Berman will publicly disclose aggregate reporting on at least an annual basis for all votes cast across co- mingled and separate accounts. Neuberger Berman welcomes the opportunity to discuss the rationale for a given vote with investee companies as part of our ongoing engagement activities. Neuberger Berman may also choose to provide broad explanations for certain voting positions on important or topical issues in advance of the vote. Additionally, our proxy voting guidelines can be found on our website: https://www.nb.com/en/us/esg/nb-votes.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) There have been no changes, as of the date of this filing, in any of the Portfolio Managers in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (04/01/24 – 04/30/24) (1)	6,625,616	$10.15	–	–
Month #2 (05/01/24 – 05/31/24)	–	–	–	–
Month #3 (06/01/24 – 06/30/24)	–	–	–	–
Month #4 (07/01/24 – 07/31/24) (2)	90,123	$10.19	–	–
Month #5 (08/01/24 – 08/31/24)	–	–	–	–
Month #6 (09/01/24 – 09/30/24) (3)	132,801	$10.42	–	–
Total	6,848,540	–	–	–

(1) On April 29, 2024, other Funds managed by the Advisor purchased 6,625,616 shares of the registrant.

(2) On July 1, 2024, other Funds managed by the Advisor purchased 90,123 shares of the registrant.

(3) On September 30, 2024, other Funds managed by the Advisor purchased 132,801 shares of the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 16. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)

(1) Gross income earned by the Fund from securities lending activities	$6,795
(2) Any fees paid to State Street Bank from a revenue split	$679
(2) Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$133
(2) Administrative fees not included in the revenue split	$0
(2) Indemnification fees not included in the revenue split	$0
(2) Rebates (paid to borrower)	$2,132
(2) Any other fees not included in the revenue split	$0
(3) Aggregate fees/compensation paid by the Fund for securities lending activities	$2,944
(4) Net income from securities lending activities	$3,851

(b) Included as a part of the report to shareholders filed under Item 1.

Item 18. Exhibits.

(a) (1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Credit Opportunities Fund

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2024

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	November 26, 2024

EXHIBIT LIST

Exhibit 18(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 18(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.